UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: July 31

Date of reporting period: January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
31 January
2021
Nuveen Managed
Accounts Portfolios Trust
Fund Name
Municipal Total Return Managed Accounts Portfolio	NMTRX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund's website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
The rollout of COVID-19 vaccines along with historic economic stimulus measures have kindled the outlook of a more normal economy in 2021. A combination of fiscal relief measures and easier financial conditions aimed at supporting individuals, businesses and state and local governments have already helped the U.S. economy make a significant, although incomplete, turnaround from the depths of a historic recession. To sustain the recovery, the U.S. government enacted another $900 billion in aid to individuals and businesses, extending some of the programs enacted earlier in the COVID-19 crisis, in late December 2020. Another $1.9 trillion relief package was signed into law in March 2021 providing extended unemployment benefits, direct payments to individuals and families, assistance to state and local municipalities, grants to education and public health, and other support. The U.S. Federal Reserve, along with other central banks around the world, have pledged to keep monetary conditions accommodative for as long as necessary.
While the markets’ longer-term outlook has brightened, we expect intermittent bouts of volatility to continue. COVID-19 cases are still elevated in some regions, and recent economic indicators have shown that renewed restrictions on social and business activity in the latter months of 2020 slowed the economy’s momentum. The recovery hinges on controlling the virus, and estimates vary considerably on when economic activity might be fully restored. While achieving sufficient inoculation of the population depends on many variables, including logistics, public confidence, real-world efficacy and the emergence of variant virus strains, vaccination rates are gathering pace and three options (Pfizer/BioNTech, Moderna and Johnson & Johnson) are now authorized for use in the U.S. By mid-March the U.S. was administering an average of 2.4 million doses per day, up from 1.3 million per day on average at the beginning of February, according to Bloomberg’s vaccine tracker. On the political front, the Biden administration’s full policy agenda and the potential for Congressional gridlock remain to be seen, either which could cause investment outlooks to shift. Nevertheless, short-term market fluctuations can provide opportunities to invest in new ideas as well as upgrade existing positioning within our goal of providing long-term value for our shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.
The beginning of the year can be an opportune time to assess your portfolio’s resilience and readiness for what may come next. We encourage you to review your time horizon, risk tolerance and investment goals with your financial professional. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
March 23, 2021

Portfolio Manager's Comments
Municipal Total Return Managed Accounts Portfolio
This Fund was developed exclusively for use within Nuveen-sponsored separately managed accounts and is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
The Fund is managed by Nuveen Asset Management LLC, an affiliate of Nuveen Fund Advisor, LLC, the Fund's investment adviser. Martin J. Doyle, CFA, has served as manager for the Fund since its inception in 2007. Here he discusses key investment strategies and the performance of the Fund for the six-month reporting period January 31, 2021.
An Update on COVID-19 Coronavirus and its Impact on the Securities Markets
The start of vaccinations across Western countries has been encouraging for the markets, although the discovery of new variants of the COVID-19 coronavirus could cause expectations to be reassessed. The vaccine rollouts have also been slower than expected in some regions. Nevertheless, there are more vaccines still in development, some of which have announced positive trial results, and governments are looking to adjust rollout plans to speed distribution.
The economic recovery moderated in late 2020, as a resurgence of infections triggered another tightening in restrictions. Although the slower pace is expected to persist into early 2021, pledges from central banks and governments to sustain the recovery with policy support are underpinning positive economic outlooks for the full year and beyond. In late December 2020, the U.S. government approved a $900 billion relief package, and Congress approved President Biden’s proposed $1.9 trillion stimulus plan on March 9, 2021.
Markets rallied on optimism for normalization in daily life and in the economy, furthering the recovery from the March 2020 sell-off. Although the detection of the virus in China was made public in December 2019, markets did not start to fully acknowledge the risks and potential economic impact until the latter portion of February 2020, when outbreaks outside of China were first reported. Global stock markets sold off severely, with the S&P 500® Index reaching a bear market (a 20% drop from the previous high) within three weeks, the fastest bear market decline in history. Even certain parts of the bond market suffered; below investment grade municipal and corporate bonds generally dropped the furthest, mostly out of concerns for the continued financial stability of lower quality issuers. Demand for safe-haven assets, along with mounting recession fears, drove the yield on the 10-year U.S. Treasury note to 0.5% in March 2020, an all-time low. Additionally, oil prices collapsed to an 18-year low on supply glut concerns, as shut-downs across the global economy sharply reduced oil demand, although oil prices have recovered to well above those lows.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Fund disclaims any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Manager's Comments (continued)
While most markets have recovered most of their losses, volatility will likely remain elevated until the health crisis itself is under control (via fewer new cases, lower infection rates and/or wider immunity across populations). The situation remains fluid, given production and logistical challenges with rolling out the vaccine as well as public trust in it, and the potential for more harmful variants of the virus. The distribution of vaccines has narrowed the range of outcomes for the course of the pandemic, but there is still uncertainty in the timing of a full recovery.
Nuveen Fund Advisors, LLC, and the portfolio management teams are monitoring the situation carefully and managing the Funds to best pursue investment objectives while mitigating risks through all market environments.
How did the Fund perform during the six-month reporting period ended January 31, 2021?
The table in the Fund Performance and Expense Ratios section of this report provides the Fund’s total return at net asset value (NAV) for the period ended January 31, 2021. The Fund's total return at NAV is compared with the performance of its corresponding benchmark.
During the six-month reporting period, the Fund’s total return at NAV outperformed the Bloomberg Barclays 7-Year Municipal Bond Index.
What strategies were used to manage the Fund during the reporting period ended January 31, 2021 and how did these strategies influence performance?
The Fund uses a value-oriented strategy and looks for higher yielding and undervalued municipal bonds that offer the potential for above average total return. The Fund invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) and non-rated municipal securities. The Fund focuses on securities with intermediate to longer term maturities. We continue to focus on improving call protection to stabilize the consistency of income across longer time periods.
The Fund and its portfolio serve as a component of a Nuveen separate municipal bond managed account product, so the Fund’s shares are offered only to investors in that separately managed account product. The Fund is permitted to invest across the entire yield curve and the entire credit spectrum of the municipal bond market. The portfolio of that separately managed account product, including both the Fund shares and directly purchased municipal securities, maintains, on a combined basis, an intermediate-term and higher quality characteristics. However, the Fund component of that product has historically focused more on lower quality and longer-term securities, which has served to elevate the prospects of the overall product for additional yield and total return, with a commensurate increase in overall risk.
During the reporting period, technical factors were generally positive for overall municipal bond market performance. A larger portion of the new issue market was comprised of taxable municipal bonds, reducing the relative availability of traditional tax-exempt municipal bonds. Investor inflows into the municipal market were positive during much of the reporting period. Credit spreads gradually declined as the demand for municipal bonds increased.
During the reporting period, the Fund's investment management focused on extending overall call protection and portfolio duration to offset exposure to shorter calls with the goal of maintaining or increasing portfolio income generation. The Fund increased its exposure to bonds with maturities of 15 to 30 years and remained as close to fully invested as possible, during a challenging reporting period. The municipal market experienced significant inflows during the reporting period while the amount of outstanding tax-exempt municipal bonds declined. The Fund increased exposure to sectors, rating categories and specific issuers with the best long-term total return prospects, which included the transportation, health care and education sectors.
Several factors contributed to the Fund’s outperformance, including the Fund’s increased exposure to longer maturities/duration. Longer maturities generally outperformed shorter maturities during the reporting period. In addition, the Fund’s exposure to mid-grade (A and BBB) and high yield (NR or below investment grade) rating categories were positive contributors to performance. Credits ratings in the A, BBB and below investment grade bonds categories generally outperformed higher rated bonds during the reporting period due to the narrowing of credit spreads. Lastly, certain sectors such as transportation, health care and education sectors experienced spread tightening during the reporting period as the general economic outlook improved, which also aided performance.
Factors that detracted from the Fund's performance included carrying slightly higher than normal cash balances, which were a drag on performance during a generally positive reporting period. In addition, bonds with shorter calls resulted in shorter duration and reinvestment needs during a period of relatively tight supply and stable to declining yields. Lastly, the Fund had a higher overall credit quality than its long-term targets. In order to remain fully invested, the Fund temporarily added more higher quality bonds, while searching for appropriate mid-grade opportunities.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s potential use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
The Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit the Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by the Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

Fund Performance, Expense Ratios and Effective Leverage Ratios
This is a specialized municipal bond Fund developed exclusively for use within Nuveen-sponsored seperately managed accounts.
Fund Performance
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Fund shares have no sales charge. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Expense Ratios
The expense ratios shown are as of the Fund's most recent prospectus. The expense rations shown reflect total operating expenses (before fee waivers and/or expense reimbursements).
Effective Leverage Ratios
Leverage is created whenever the Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for the Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of the Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Municipal Total Return Managed Accounts Portfolio
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance and Expense Ratios
	Total Returns as of January 31, 2021
		Cumulative	Average Annual			Expense Ratios*
	Inception Date	6-Month	1-Year	5-Year	10-Year	Gross	Net
Shares at NAV	5/31/07	2.75%	3.69%	4.56%	6.31%	0.18%	0.12%
Bloomberg Barclays 7-Year Municipal Bond Index	-	1.64%	3.84%	3.26%	4.06%	-	-
*     The Fund's investment adviser has contractually agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.
Effective Leverage Ratio as of January 31, 2021

Effective Leverage Ratio	8.00%

Yields    as of January 31, 2021
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Subsidized yields reflect fee waivers and/or expense reimbursements from the investment adviser during the period. If any such waivers and/or reimbursements had not been in place, yields would have been reduced. Unsubsidized yields do not reflect waivers and/or reimbursements from the investment adviser during the period. If the fund did not receive a fee waiver/expense reimbursement during the period under its most recent agreement, subsidized and unsubsidized yields will be equal. Refer to the Notes to Financial Statements, Note 7  –  Management Fees and Other Transactions with Affiliates for further details on the investment adviser’s most recent agreement with the Fund to waive fees and/or reimburse expenses, where applicable. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

Dividend Yield	2.81%
SEC 30-Day Yield - Subsidized	1.53%
SEC 30-Day Yield - Unsubsidized	1.48%
Taxable-Equivalent Yield - Subsidized (40.8%)[1]	2.58%
Taxable-Equivalent Yield - Unsubsidized (40.8%)[1]	2.50%
1         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate as shown in the table above.

Holding Summaries    January 31, 2021
This data relates to the securities held in the Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Municipal Total Return Managed Accounts Portfolio
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	105.3%
Short-Term Municipal Bonds	0.0%
Other Assets Less Liabilities	2.5%
Net Assets Plus Floating Rate Obligations	107.8%
Floating Rate Obligations	(7.8)%
Net Assets	100%

Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.3%
AAA	12.7%
AA	41.2%
A	24.3%
BBB	12.7%
BB or Lower	2.1%
N/R (not rated)	2.7%
Total	100%
Portfolio Composition (% of total investments)
Transportation	20.2%
Health Care	20.0%
Tax Obligation/General	17.2%
Tax Obligation/Limited	16.5%
Utilities	10.3%
Education and Civic Organizations	9.7%
Other	6.1%
Total	100%
States and Territories (% of total investments)
Texas	14.4%
California	8.8%
Florida	8.5%
New York	6.0%
Illinois	5.9%
Indiana	5.7%
Pennsylvania	3.5%
District of Columbia	3.4%
Colorado	3.0%
New Jersey	2.7%
Michigan	2.1%
Washington	2.1%
Louisiana	2.1%
Ohio	2.1%
North Carolina	2.0%
Wisconsin	1.9%
Maryland	1.6%
Massachusetts	1.5%
Utah	1.4%
Georgia	1.3%
Nebraska	1.3%
Other [1]	18.7%
Total	100%
1	See Portfolio of Investments for details on "other" States and Territories.

Expense Examples
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended January 31, 2021.
The beginning of the period is August 1, 2020.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Actual Performance
Beginning Account Value	$1,000.00
Ending Account Value	$1,027.50
Expenses Incurred During the Period	$ —
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00
Ending Account Value	$1,025.21
Expenses Incurred During the Period	$ —
Expenses are equal to the Fund's annualized net expense ratio of 0.00% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 105.3%
	MUNICIPAL BONDS – 105.3%
	Alabama – 1.1%
$ 3,980	Baldwin County Public Building Authority, Alabama, Building Revenue Warrants, Jail Project, Series 2020, 4.000%, 3/01/45	3/30 at 100.00	AA	$4,708,937
800	Birmingham Airport Authority, Alabama, Airport Revenue Bonds, Series 2020, 5.000%, 7/01/34 – BAM Insured	7/30 at 100.00	AA	1,040,056
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,442,339
2,660	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	2,875,221
	Tuscaloosa County Board of Education, Alabama, Special Tax School Warrants, Series 2017:
960	5.000%, 2/01/36	2/27 at 100.00	AA-	1,166,592
795	5.000%, 2/01/37	2/27 at 100.00	AA-	963,723
1,050	5.000%, 2/01/43	2/27 at 100.00	AA-	1,258,036
2,310	University of South Alabama, University Facilities Revenue Bonds, Series 2019A, 5.000%, 4/01/39 – BAM Insured	4/29 at 100.00	AA	2,889,625
13,825	Total Alabama			16,344,529
	Alaska – 0.6%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,302,444
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (AMT)	7/25 at 100.00	Baa2	1,579,298
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	A+	1,756,035
2,860	Anchorage, Alaska, Port Revenue Bonds, Series 2020A, 5.000%, 12/01/50 (AMT)	12/30 at 100.00	A	3,492,947
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	2/21 at 100.00	B3	1,016,220
7,860	Total Alaska			9,146,944
	Arizona – 1.2%
	Arizona Board of Regents, Arizona State University System Revenue Bonds, Series 2017A:
1,000	5.000%, 7/01/36	7/24 at 100.00	AA	1,137,460
1,000	5.000%, 7/01/37	7/24 at 100.00	AA	1,135,930
1,250	5.000%, 7/01/38	7/24 at 100.00	AA	1,418,288
1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 17.792%, 1/01/43 (Pre-refunded 1/01/22), 144A (IF) (4)	1/22 at 100.00	AA- (5)	1,177,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D:
$ 70	3.000%, 7/01/22, 144A	No Opt. Call	BB	$70,743
100	5.000%, 7/01/37, 144A	7/27 at 100.00	BB	114,346
1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017G, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	1,122,080
115	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	122,461
1,000	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	BB+	1,074,890
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A1	4,020,526
1,000	5.000%, 7/01/45	7/25 at 100.00	A1	1,152,320
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (AMT)	7/23 at 100.00	Aa3	1,102,550
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	255,878
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	244,541
355	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 5.875%, 4/01/22 (6)	3/21 at 100.00	N/R	347,013
410	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	466,432
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
180	3.900%, 9/01/24, 144A	No Opt. Call	BB+	187,144
1,500	5.000%, 9/01/34, 144A	3/25 at 100.00	BB+	1,629,405
60	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22, 144A	No Opt. Call	BB+	61,004
260	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2011, 7.625%, 3/01/31 (Pre-refunded 3/01/21)	3/21 at 100.00	BB+ (5)	261,570
1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A	1,151,760
16,225	Total Arizona			18,253,821
	Arkansas – 0.3%
	Gravette School District 20, Arkansas, Benton County, General Obligation Bonds, Refunding Series 2020:
1,025	2.000%, 6/01/27	12/25 at 100.00	Aa2	1,089,718
655	2.000%, 6/01/29	12/25 at 100.00	Aa2	687,665

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas (continued)
$ 1,985	Little Rock School District, Pulaski County, Arkansas, General Obligation Bonds, Refunding Series 2019, 3.000%, 2/01/28	8/24 at 100.00	Aa2	$2,147,949
500	Saint Francis County, Arkansas, Sales and Use Tax Bonds, Series 2020, 4.000%, 8/01/27 – BAM Insured	8/26 at 100.00	AA	577,780
4,165	Total Arkansas			4,503,112
	California – 9.2%
100	Alum Rock Union Elementary School District, Santa Clara County, California, General Obligation Bonds, 2012 Election Series 2016C, 5.000%, 8/01/32	8/25 at 100.00	A1	118,617
125	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2012F-1, 5.000%, 4/01/22	No Opt. Call	AA	132,169
100	California Educational Facilities Authority, Revenue Bonds, Loma Linda University Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	A	119,521
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	1,021,525
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38 (UB) (4)	11/27 at 100.00	A+	6,251,700
1,185	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/35	3/26 at 100.00	A+	1,331,774
205	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35	8/27 at 100.00	BBB+	246,371
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/38 (UB) (4)	11/27 at 100.00	AA-	5,918,150
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hosptial at Stanford, Series 2017A:
775	5.000%, 11/15/37 (UB) (4)	11/27 at 100.00	AA-	960,799
1,000	5.000%, 11/15/42 (UB) (4)	11/27 at 100.00	AA-	1,226,320
170	California Municipal Finance Authority, Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB	181,654
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36, 144A	7/26 at 100.00	BB	1,314,567
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
175	4.750%, 8/01/22	No Opt. Call	BB	181,748
675	5.000%, 8/01/32	8/22 at 100.00	BB	695,122
100	California Municipal Finance Authority, Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 5.500%, 6/01/38, 144A	6/26 at 100.00	BB	110,926
480	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	508,070
735	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	A-	828,183
685	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30	8/27 at 100.00	A-	838,509

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
$ 1,000	5.000%, 7/01/29	7/27 at 100.00	Baa2	$1,216,620
3,015	5.000%, 7/01/33	7/27 at 100.00	Baa2	3,609,528
1,750	4.000%, 7/01/42	7/27 at 100.00	Baa2	1,903,843
6,735	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/36 (AMT)	6/28 at 100.00	BBB-	8,273,678
890	California Municipal Finance Authority, Revenue Bonds, Southern California Institute of Architecture Project, Series 2017, 5.000%, 12/01/39	12/27 at 100.00	BBB+	1,037,820
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35, 144A	8/25 at 100.00	BBB	1,162,540
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
460	5.000%, 8/01/21, 144A	No Opt. Call	BBB	470,175
330	5.000%, 8/01/24, 144A	No Opt. Call	BBB	382,447
360	5.000%, 8/01/25, 144A	No Opt. Call	BBB	432,144
790	5.000%, 8/01/26, 144A	8/25 at 100.00	BBB	944,643
250	5.000%, 8/01/27, 144A	8/25 at 100.00	BBB	297,658
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Series 2020A-3, 5.000%, 8/01/40, 144A	8/28 at 100.00	BBB	1,234,890
1,485	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A, 5.000%, 10/01/37, 144A	10/27 at 100.00	BB+	1,717,462
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33, 144A	10/22 at 100.00	BBB-	791,097
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ? Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	776,237
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools ? Obligated Group, Series 2017G:
310	5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	359,237
325	5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	368,826
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
510	5.000%, 7/01/21	No Opt. Call	BBB	518,767
640	5.000%, 7/01/22	No Opt. Call	BBB	675,379
1,075	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	BBB	1,215,083
1,060	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25, 144A	No Opt. Call	BBB	1,141,556
300	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A, 5.000%, 7/01/25, 144A	No Opt. Call	BBB	358,473
240	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2017C, 5.000%, 3/01/29	3/27 at 100.00	Aa3	304,874
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB) (4)	8/26 at 100.00	Aa2	6,171,550

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 235	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	4/21 at 100.00	AA+	$237,134
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
825	5.000%, 10/01/31	10/26 at 100.00	A-	985,182
830	5.000%, 10/01/32	10/26 at 100.00	A-	987,600
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,514,055
165	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.250%, 12/01/38, 144A	6/28 at 100.00	BB	200,196
1,000	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017, 5.000%, 5/15/36	5/27 at 100.00	Baa1	1,152,730
4,000	El Cajon Redevelopment Agency Successor Agency, San Diego County, California, Tax Allocation Bonds, Refunding Series 2018, 5.000%, 10/01/34 – BAM Insured	10/28 at 100.00	AA	5,124,000
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	835,373
1,250	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016, 4.000%, 9/01/35	9/23 at 103.00	N/R	1,356,038
100	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Refunding Series 2015, 4.000%, 8/01/21	No Opt. Call	A1	101,908
125	Livermore Valley Joint Unified School District, Alameda County, California, General Obligation Bonds, Refunding Series 2014, 5.000%, 8/01/21	No Opt. Call	Aa3	127,974
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A+	70,742
1,400	Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%, 5/15/29 (AMT)	5/27 at 100.00	AA	1,720,544
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
2,500	5.000%, 5/15/44 (UB) (4)	5/29 at 100.00	Aa2	3,112,675
2,500	5.000%, 5/15/49 (UB) (4)	5/29 at 100.00	Aa2	3,090,750
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	361,933
745	5.000%, 5/15/26	5/25 at 100.00	BBB	868,044
750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (AMT)	5/25 at 100.00	Aa2	879,233
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,200	5.000%, 5/15/33 (AMT)	5/26 at 100.00	Aa3	2,649,328
500	5.000%, 5/15/34 (AMT)	5/26 at 100.00	Aa3	600,825
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
1,000	5.000%, 5/15/33 (AMT)	5/27 at 100.00	Aa3	1,232,060
2,000	5.000%, 5/15/34 (AMT)	5/27 at 100.00	Aa3	2,459,320
1,135	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/33 (AMT)	11/27 at 100.00	Aa3	1,417,694

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,000	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Bonds, LAXFUEL Corporation at Los Angeles International Airport, Refunding Series 2012, 5.000%, 1/01/32 (AMT)	1/22 at 100.00	A-	$3,114,750
365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	417,600
2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	B+	2,106,118
85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	88,290
150	Pittsburg Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2012C, 4.250%, 8/01/52 (Pre-refunded 8/01/22)	8/22 at 100.00	Aa3 (5)	159,381
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,185,580
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,440,001
1,215	Sacramento Area Flood Control Agency, California, Spcial Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,407,808
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	725,669
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,514,937
295	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	339,197
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
1,000	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A+	1,230,420
500	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A+	614,300
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2019B:
2,000	5.000%, 7/01/34 (AMT)	7/29 at 100.00	A+	2,545,900
1,000	5.000%, 7/01/35 (AMT)	7/29 at 100.00	A+	1,269,670
1,000	5.000%, 7/01/36 (AMT)	7/29 at 100.00	A+	1,265,570
10,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45 (AMT) (UB) (4)	5/29 at 100.00	A1	12,435,000
5,000	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, SFO Fuel Company LLC, Series 2019A, 5.000%, 1/01/24 (AMT)	No Opt. Call	A1	5,668,900
1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,543,168
100	Santa Cruz City Elementary School District, Santa Cruz County, California, General Obligation Bonds, Election 2016 Series 2019B, 5.250%, 8/01/21	No Opt. Call	Aa2	102,580
125	Southern California Public Power Authority, California, Revenue Bonds, Linden Wind Energy Revenue Bonds, Refunding Green Series 2020A, 5.000%, 7/01/21	No Opt. Call	Aa2	127,545
500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (5)	521,025

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017:
$ 585	5.000%, 1/01/25	No Opt. Call	BBB	$675,283
1,110	5.000%, 1/01/26	No Opt. Call	BBB	1,322,276
530	5.000%, 1/01/28	No Opt. Call	BBB	659,097
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,228,560
114,690	Total California			136,144,215
	Colorado – 3.2%
640	Adams and Weld Counties School District 27J, Brighton, Colorado, General Obligation Bonds, Series 2015, 5.000%, 12/01/40	12/25 at 100.00	AA	764,787
1,270	Arkansas River Power Authority, Colorado, Power Supply System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/30	10/28 at 100.00	BBB	1,561,084
4,275	Boulder Valley School District RE2, Boulder County, Colorado, General Obligation Bonds, Series 2019A, 5.250%, 12/01/32	6/29 at 100.00	AA+	5,775,012
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,216,840
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,613,716
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36, 144A	7/25 at 100.00	BB	534,420
300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Littleton Preparatory Charter School, Series 2013, 5.000%, 12/01/42	12/22 at 100.00	BB+	309,405
800	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Boulder Community Health Project, Series 2020, 4.000%, 10/01/35	10/30 at 100.00	A-	961,928
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,975	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,548,421
3,000	5.000%, 8/01/32	8/29 at 100.00	BBB+	3,851,670
3,500	5.000%, 8/01/33	8/29 at 100.00	BBB+	4,473,280
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (4)	12/22 at 100.00	A+	1,758,671
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196, 19.770%, 1/01/35, 144A (IF) (4)	1/24 at 100.00	AA-	1,533,540
900	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.000%, 12/01/33	12/23 at 103.00	N/R	968,706
630	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2020R, 4.000%, 3/15/41	3/30 at 100.00	Aa2	763,774
	Colorado State, Certificates of Participation, Lease Purchase Agreement Department of Transportation Second Amended & Restated Headquaters Facilities, Refunding Series 2020:
1,000	4.000%, 6/15/39	6/30 at 100.00	Aa2	1,213,760
1,320	4.000%, 6/15/40	6/30 at 100.00	Aa2	1,598,309

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$ 1,765	Colorado State, Certificates of Participation, Rural Series 2020A, 4.000%, 12/15/37	12/30 at 100.00	Aa2	$2,179,175
140	Costilla County School District R-30 Sierra Grande, Colorado, General Obligation Bonds, Series 2019, 5.000%, 12/01/26	No Opt. Call	Aa2	174,852
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,477,807
	Mesa County Valley School District 51, Grand Junction, Colorado, General Obligation Bonds, Series 2018:
1,250	5.250%, 12/01/33	12/27 at 100.00	AA	1,630,713
1,665	5.500%, 12/01/36	12/27 at 100.00	AA	2,158,323
1,130	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42	12/27 at 100.00	AA	1,377,357
1,270	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/33	No Opt. Call	A-	1,590,154
3,320	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2012A, 5.000%, 11/01/32	11/22 at 100.00	AA+	3,574,511
1,085	Weld County School District RE8, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/01/31	12/26 at 100.00	Aa2	1,345,975
37,940	Total Colorado			46,956,190
	Connecticut – 0.9%
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/36	7/27 at 100.00	A	599,450
410	5.000%, 7/01/37	7/27 at 100.00	A	490,393
2,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Refunding Series 2014A, 5.000%, 7/01/29	7/24 at 100.00	AA-	2,854,650
150	Derby, Connecticut, General Obligation Bonds, Series 2019A, 5.000%, 8/01/21	No Opt. Call	A+	153,554
	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017:
1,500	5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	1,731,465
6,465	5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,280,430
11,525	Total Connecticut			13,109,942
	Delaware – 0.1%
535	Delaware Economic Development Authority, Delaware, Delaware, First State Montessori Academy, Inc Project, Series 2019A, 4.000%, 8/01/29	No Opt. Call	BBB-	592,540
340	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB+	353,661
475	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB+	488,599
1,350	Total Delaware			1,434,800
	District of Columbia – 3.6%
6,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2012C, 5.000%, 10/01/29	10/22 at 100.00	AA+	6,467,460

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$ 2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	$2,412,320
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	2,497,700
5,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2018B, 5.000%, 10/01/49 (UB) (4)	4/28 at 100.00	AAA	6,269,050
1,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/41	6/26 at 100.00	Aaa	1,212,100
1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	1,210,080
5,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A, 4.000%, 3/01/40 (UB) (4)	9/29 at 100.00	AAA	6,074,400
	District of Columbia, Income Tax Secured Revenue Bonds, Series 2020C:
3,000	4.000%, 5/01/40	5/30 at 100.00	AAA	3,675,300
5,000	4.000%, 5/01/45 (UB) (4)	5/30 at 100.00	AAA	6,033,200
	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,129,180
1,000	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	1,129,180
575	5.000%, 10/01/30 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	649,278
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A-	6,041,400
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017A, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,406,500
2,000	District of Columbia, Revenue Bonds, KIPP DC Issue, Refunding Series 2017B, 5.000%, 7/01/37	1/28 at 100.00	BBB+	2,406,500
	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2019:
250	5.000%, 7/01/28	No Opt. Call	BBB+	314,465
250	5.000%, 7/01/29	No Opt. Call	BBB+	320,725
2,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (AMT)	10/22 at 100.00	Aa3	2,130,560
44,075	Total District of Columbia			52,379,398
	Florida – 9.0%
210	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-1, 5.000%, 12/01/21	No Opt. Call	A	217,678
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB	805,792
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	6,217,150
1,930	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/35 (AMT)	10/27 at 100.00	A1	2,363,999
	Broward County, Florida, Airport System Revenue Bonds, Series 2019A:
2,750	5.000%, 10/01/37 (AMT)	10/29 at 100.00	A1	3,482,435
1,750	5.000%, 10/01/39 (AMT)	10/29 at 100.00	A1	2,205,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 1,425	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Refunding Series 2020A-1, 5.000%, 10/01/30	No Opt. Call	Baa3	$1,712,850
3,680	Central Florida Expressway Authority, Revenue Bonds, Senior Lien Series 2018, 5.000%, 7/01/43	7/28 at 100.00	A+	4,562,280
3,035	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,576,930
500	Clearwater, Florida, Water and Sewer Revenue Bonds, Refunding Series 2020, 5.000%, 12/01/32	12/29 at 100.00	AA+	671,450
	Cocoa, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2018C:
1,225	5.000%, 10/01/36	10/28 at 100.00	AA	1,570,683
1,315	5.000%, 10/01/37	10/28 at 100.00	AA	1,680,583
1,000	5.000%, 10/01/38	10/28 at 100.00	AA	1,273,290
	Deerfield Beach, Florida, Capital Improvement Revenue Bonds, Series 2018:
2,865	5.000%, 12/01/37	12/28 at 100.00	AA	3,676,540
1,200	5.000%, 12/01/38	12/28 at 100.00	AA	1,535,148
	Florida Atlantic University FAU Finance Corporation, Capital Improvement Revenue Bonds, Student Housing Project, Series 2019B:
2,495	4.000%, 7/01/37	7/29 at 100.00	A1	2,862,139
2,295	4.000%, 7/01/38	7/29 at 100.00	A1	2,625,824
440	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	462,898
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
175	5.150%, 7/01/27, 144A	No Opt. Call	N/R	190,320
385	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	426,280
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	193,571
2,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	1,953,180
4,525	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A, 6.500%, 1/01/49 (Mandatory Put 1/01/29), 144A (AMT)	3/21 at 104.00	N/R	4,380,969
560	Florida Governmental Utility Authority, Utility Revenue Bonds, Aloha Utility System, Refunding Series 2019, 5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	757,674
1,000	Florida Gulf Coast University Finanacing Corporation, Capital Improvement Revenue Bonds, Refunding Housing Project, Series 2019A, 3.000%, 2/01/39	2/30 at 100.00	A+	1,079,300
3,465	Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series 2019A, 4.000%, 10/01/44	10/28 at 100.00	Aa3	4,084,888
	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A:
2,560	5.000%, 10/01/26 (AMT)	No Opt. Call	Aa3	3,182,566
4,000	5.000%, 10/01/28 (AMT)	No Opt. Call	Aa3	5,201,360

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
$ 1,010	5.000%, 10/01/32 (AMT)	10/27 at 100.00	A1	$1,249,158
400	5.000%, 10/01/34 (AMT)	10/27 at 100.00	A1	492,520
715	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2018E, 5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	889,217
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (AMT)	10/23 at 100.00	A1	3,374,850
10,535	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 4.000%, 8/01/50	2/31 at 100.00	A	12,140,429
1,110	Jacksonville, Florida, Educational Facilities Revenue Bonds, Jacksonville University Project, Series 2018B, 5.000%, 6/01/53, 144A	6/28 at 100.00	N/R	1,269,196
1,650	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Baptist Health Properties, Refunding Series 2017, 5.000%, 8/15/35	8/27 at 100.00	AA	2,014,930
725	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/39	11/29 at 100.00	A	845,828
1,300	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB-	1,329,835
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 (AMT)	No Opt. Call	AA-	1,279,153
605	5.000%, 10/01/26 (AMT)	No Opt. Call	AA-	737,804
1,155	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,253,937
5,000	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2019, 4.000%, 1/01/46 (UB) (4)	1/29 at 100.00	AA	5,842,300
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850	5.000%, 11/15/23	No Opt. Call	A-	949,756
250	5.000%, 11/15/26	11/24 at 100.00	A-	286,878
375	5.000%, 11/15/27	11/24 at 100.00	A-	428,329
500	5.000%, 11/15/28	11/24 at 100.00	A-	568,660
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	A-	1,029,312
920	5.000%, 10/01/28	10/24 at 100.00	A-	1,047,760
500	5.000%, 10/01/30	10/24 at 100.00	A-	566,045
1,800	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Port of Miami Tunnel Project, Refunding Series 2012, 5.000%, 3/01/30 (Pre-refunded 3/01/23), 144A	3/23 at 100.00	N/R (5)	1,978,110
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (Pre-refunded 10/01/22) (AMT)	10/22 at 100.00	A2 (5)	759,581
1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (AMT)	10/24 at 100.00	A2	1,323,540
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,189,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/38 (AMT)	10/28 at 100.00	A	$4,980,680
2,290	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/34	10/26 at 100.00	Aa2	2,659,446
1,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A, 5.000%, 11/01/35 – AGM Insured	11/27 at 100.00	AA	1,243,990
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1:
400	5.000%, 10/01/35	10/29 at 100.00	BBB+	505,996
250	5.000%, 10/01/36	10/29 at 100.00	BBB+	314,935
250	5.000%, 10/01/38	10/29 at 100.00	BBB+	312,670
250	5.000%, 10/01/39	10/29 at 100.00	BBB+	311,635
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	506,617
505	Pinellas County School Board, Florida, Certificates of Participation, Master Lease Program, Seris 2017A, 5.000%, 7/01/37	7/27 at 100.00	Aa3	620,529
850	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, Utilities Revenue Bonds, Series 2018-1, 5.000%, 10/01/36	10/28 at 100.00	A1	1,061,573
2,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/33	5/26 at 100.00	AA	2,268,780
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	559,845
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,629,221
1,100	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/39	9/30 at 70.57	A+	630,322
	Tampa, Florida, Water and Wastewater Systems Revenue Bonds, Series 2020A:
1,500	4.000%, 10/01/44 (UB) (4)	10/30 at 100.00	AAA	1,860,795
6,000	4.000%, 10/01/48 (UB) (4)	10/30 at 100.00	AAA	7,410,120
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	8,489
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/21 (6)	No Opt. Call	N/R	—
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	3/21 at 100.00	N/R	18,756
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	3/21 at 100.00	N/R	10,985
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (6)	3/21 at 100.00	N/R	—
112,660	Total Florida			132,714,869
	Georgia – 1.4%
2,210	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/31 (AMT)	1/22 at 100.00	Aa3	2,291,240
5,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT) (UB) (4)	7/29 at 100.00	Aa3	5,824,400

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$ 220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.645%, 3/01/23, 144A (IF) (4)	No Opt. Call	Aa2	$419,747
	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A:
1,335	4.000%, 7/01/44 (UB) (4)	7/29 at 100.00	AA+	1,585,379
3,665	4.000%, 7/01/49 (UB) (4)	7/29 at 100.00	AA+	4,324,517
	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A:
2,390	5.000%, 4/01/35	4/27 at 100.00	A	2,922,420
1,380	5.000%, 4/01/37	4/27 at 100.00	A	1,679,212
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
600	2.300%, 6/01/27	No Opt. Call	AAA	650,052
675	2.350%, 12/01/27	No Opt. Call	AAA	735,250
17,475	Total Georgia			20,432,217
	Hawaii – 1.0%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Mid-Pacific Project, Series 2020:
300	4.000%, 1/01/25	No Opt. Call	BBB+	326,712
500	4.000%, 1/01/26	No Opt. Call	BBB+	554,445
665	4.000%, 1/01/27	No Opt. Call	BBB+	746,609
350	4.000%, 1/01/28	No Opt. Call	BBB+	396,336
360	4.000%, 1/01/29	No Opt. Call	BBB+	411,444
250	4.000%, 1/01/30	No Opt. Call	BBB+	286,530
275	4.000%, 1/01/31	1/30 at 100.00	BBB+	312,920
270	4.000%, 1/01/32	1/30 at 100.00	BBB+	305,035
200	4.000%, 1/01/33	1/30 at 100.00	BBB+	224,518
	Hawaii Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013:
1,000	5.250%, 8/01/24 (AMT)	8/23 at 100.00	A	1,107,460
1,600	5.000%, 8/01/28 (AMT)	8/23 at 100.00	A	1,748,752
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (AMT)	7/25 at 100.00	A+	2,300,940
	Hawaii State, General Obligation Bonds, Series 2011DZ:
990	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	1,029,927
610	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+ (5)	634,857
2,000	Hawaii State, General Obligation Bonds, Series 2019FW, 5.000%, 1/01/37	1/29 at 100.00	AA+	2,579,960
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,386,380
13,370	Total Hawaii			15,352,825
	Idaho – 0.8%
200	Boise State University, Idaho, General Revenue Bonds, Refunding Series 2017A, 5.000%, 4/01/23	No Opt. Call	Aa3	218,974

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
	Boise State University, Idaho, General Revenue Bonds, Series 2018A:
$ 575	5.000%, 4/01/38	4/28 at 100.00	Aa3	$710,269
600	5.000%, 4/01/39	4/28 at 100.00	Aa3	739,578
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	582,795
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,162,700
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,425,738
	Canyon County School District 139, Idaho, General Obligation Bonds, Series 2019B:
1,000	5.000%, 9/15/37	3/29 at 100.00	Aaa	1,308,310
750	5.000%, 9/15/39	3/29 at 100.00	Aaa	976,762
1,250	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/37	9/28 at 100.00	A-	1,550,037
865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	1,048,908
100	Idaho State University, General Revenue Bonds, Refunding Series 2016, 5.000%, 4/01/23	No Opt. Call	A1	109,669
1,070	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A, 4.600%, 9/01/27	9/22 at 100.00	A3	1,134,649
10,000	Total Idaho			11,968,389
	Illinois – 6.2%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	Baa2	964,436
1,395	4.000%, 12/01/23	No Opt. Call	Baa2	1,497,825
1,985	Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A, 5.000%, 1/01/34	1/28 at 100.00	AA	2,509,060
684	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	2/21 at 100.00	N/R	684,527
	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A:
2,000	5.000%, 1/01/27 (AMT)	1/24 at 100.00	A	2,235,980
3,000	5.000%, 1/01/30 (AMT)	1/24 at 100.00	A	3,323,730
	Community College District 515, Cook and Will Counties, Illinois, General Obligation Bonds, Series 2020B:
1,120	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,360,161
1,175	5.000%, 12/01/27 – BAM Insured	No Opt. Call	AA	1,455,226
1,235	5.000%, 12/01/28 – BAM Insured	No Opt. Call	AA	1,556,619
175	DuPage and Cook Counties Community Unit School District 205, Elmhurst, Illinois, General Obligation Bonds, Refunding Series 2016, 5.000%, 1/01/22	No Opt. Call	AA+	182,665
175	DuPage County Community Unit School District 200, Wheaton, Illinois, General Obligation Bonds, Refunding Series 2016, 4.000%, 11/01/22	No Opt. Call	AA+	186,529

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019A:
$ 725	5.000%, 12/01/38	12/29 at 100.00	AA+	$942,108
760	5.000%, 12/01/39	12/29 at 100.00	AA+	979,002
795	5.000%, 12/01/40	12/29 at 100.00	AA+	1,011,661
770	5.000%, 12/01/41	12/29 at 100.00	AA+	975,105
	Evanston, Cook County, Illinois, General Obligation Bonds, Corporate Purpose Series 2019B:
930	5.000%, 12/01/38	12/29 at 100.00	AA+	1,207,596
975	5.000%, 12/01/39	12/29 at 100.00	AA+	1,255,956
	Hoffman Estates Park District, Cook County, Illinois, General Obligation Bonds, Refunding Series 2020A:
3,940	5.000%, 12/01/30 – BAM Insured	No Opt. Call	AA+	5,074,011
6,415	5.000%, 12/01/40 – BAM Insured	12/30 at 100.00	AA+	8,165,461
100	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 5.000%, 5/15/25	No Opt. Call	A	117,925
740	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	761,549
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
875	5.000%, 10/01/34	10/30 at 100.00	BBB+	1,116,299
750	5.000%, 10/01/35	10/30 at 100.00	BBB+	953,775
115	Illinois Finance Authority, Local Government Program Revenue Bonds, Elmhurst Community Unit School District 205 Project, Series 2019, 5.000%, 1/01/29	1/28 at 100.00	AA+	148,447
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 17.752%, 9/01/32, 144A (IF) (4)	9/22 at 100.00	AA+	450,281
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
145	5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	N/R	173,400
900	5.000%, 5/01/45 (UB) (4)	5/25 at 100.00	AA	1,016,514
4,000	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 5.000%, 8/15/35 (UB) (4)	8/27 at 100.00	AA	4,907,040
4,500	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Refunding Series 2018A, 4.250%, 1/01/44	1/28 at 100.00	A	5,148,315
	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A:
100	5.000%, 1/01/23	No Opt. Call	A	108,540
3,000	5.000%, 1/01/36	1/27 at 100.00	A	3,609,210
5,000	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A, 4.000%, 7/01/37	7/26 at 100.00	A	5,555,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A:
$ 170	5.000%, 7/15/22	No Opt. Call	AA+	$181,162
2,400	4.000%, 7/15/36 (UB) (4)	1/28 at 100.00	AA+	2,770,080
1,500	4.000%, 7/15/37 (UB) (4)	1/28 at 100.00	AA+	1,726,860
475	4.000%, 7/15/47 (UB) (4)	1/28 at 100.00	AA+	536,166
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 4.000%, 11/15/33	11/25 at 100.00	A	1,107,360
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	A3	25,567
220	5.000%, 8/15/23	No Opt. Call	A3	243,855
830	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A, 5.000%, 2/15/26	No Opt. Call	Baa3	910,302
350	Illinois State, General Obligation Bonds, February Series 2014, 4.000%, 2/01/21	No Opt. Call	BBB-	350,000
4,830	Knox & Warren Counties Community Unit School District 205 Galesburg, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 12/01/37	12/27 at 100.00	AA-	6,276,633
710	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	866,314
2,275	McHenry and Lake Counties Community High School District 156, Illinois, General Obligation Bonds, Series 2019, 5.000%, 2/01/30	2/28 at 100.00	Aa2	2,930,063
570	Mount Prospect, Cook County, Illinois, General Obligation Bonds, Series 2019B, 3.000%, 12/01/37	12/26 at 100.00	AA+	611,314
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.500%, 6/01/23 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (5)	1,017,980
1,000	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Refunding Series 2018B, 5.000%, 10/01/39	4/25 at 100.00	BBB	1,103,720
150	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2013A, 4.000%, 12/01/32	12/22 at 100.00	Aa1	159,714
	Saint Charles, Illinois, General Obligation Bonds, Corporate Purpose Series 2020A:
610	4.000%, 12/01/29	12/28 at 100.00	Aa1	761,676
535	4.000%, 12/01/31	12/28 at 100.00	Aa1	657,376
425	Saint Charles, Illinois, General Obligation Bonds, Refunding Corporate Purpose Series 2020B, 4.000%, 12/01/29	12/28 at 100.00	Aa1	530,676
	Stephenson County School District 145, Freeport, Illinois, General Obligation Bonds, Limited School Series 2018A:
140	5.000%, 2/01/34 – AGM Insured (Pre-refunded 2/01/28)	2/28 at 100.00	AA (5)	182,595
610	5.000%, 2/01/34 – AGM Insured	2/28 at 100.00	AA	762,915
100	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2014A, 5.000%, 4/01/39	4/24 at 100.00	A1	112,374
100	University of Illinois, UIC South Campus Development Project Revenue Bonds, Series 2003, 5.000%, 1/15/23 – NPFG Insured	3/21 at 100.00	A2	100,341

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source Series 2019, 4.000%, 11/15/47	11/29 at 100.00	AA+	$4,694,800
1,000	Wilmette, Illinois, General Obligation Bonds, Series 2014, 4.000%, 12/01/43	12/22 at 100.00	Aaa	1,053,430
2,500	Winnetka, Cook County, Illinois, General Obligation Bonds, Series 2014, 5.000%, 12/15/43 (Pre-refunded 12/15/21)	12/21 at 100.00	Aaa	2,606,650
77,284	Total Illinois			91,914,526
	Indiana – 6.0%
5,195	Center Grove Multi-Facility School Building Corporation, Johnson County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Series 2020C, 5.500%, 7/10/39	1/31 at 100.00	AA+	7,134,241
1,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,049,700
	GCS School Building Corporation One, Elkhart County, Indiana, First Mortgage Bonds, Series 2019:
565	5.000%, 1/15/26	No Opt. Call	AA+	687,887
580	5.000%, 7/15/26	No Opt. Call	AA+	715,697
590	5.000%, 1/15/27	No Opt. Call	AA+	736,981
605	5.000%, 7/15/27	No Opt. Call	AA+	764,787
620	5.000%, 1/15/28	No Opt. Call	AA+	791,976
635	5.000%, 7/15/28	No Opt. Call	AA+	819,652
655	5.000%, 1/15/29	No Opt. Call	AA+	853,085
670	5.000%, 7/15/29	No Opt. Call	AA+	880,025
685	5.000%, 1/15/30	7/29 at 100.00	AA+	893,562
405	5.000%, 7/15/30	7/29 at 100.00	AA+	527,464
720	5.000%, 1/15/31	7/29 at 100.00	AA+	935,006
740	5.000%, 7/15/31	7/29 at 100.00	AA+	958,078
	Hamilton Southeastern Consolidated School Building Corporation, Hamilton County, Indiana, First Mortgage Bonds, Series 2018:
700	5.000%, 7/15/35	1/28 at 100.00	AA+	875,427
795	5.000%, 7/15/36	1/28 at 100.00	AA+	990,904
500	5.000%, 7/15/37	1/28 at 100.00	AA+	621,265
1,000	5.000%, 7/15/38	1/28 at 100.00	AA+	1,239,070
1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A-	1,555,665
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A-	621,158
425	5.000%, 2/01/27	2/24 at 100.00	A-	469,854
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Series 2019:
1,100	5.000%, 2/01/33	8/29 at 100.00	A-	1,350,338
1,350	5.000%, 2/01/35	8/29 at 100.00	A-	1,647,621

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 2,420	Indiana Finance Authority, Educational Facilities Revenue Bonds, Depauw University Project, Series 2019, 5.000%, 7/01/37	7/29 at 100.00	A3	$2,947,366
3,725	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 5.000%, 6/01/40	12/28 at 100.00	A2	4,498,310
850	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 4.000%, 11/01/48	11/28 at 100.00	AA-	977,763
2,800	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bond Series 2019A, 5.000%, 2/01/38	2/29 at 100.00	AAA	3,634,988
3,500	Indiana Finance Authority, State Revolving Fund Program Bonds, Green Bonds, Series 2019C, 5.000%, 2/01/32	2/29 at 100.00	AAA	4,629,800
	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2019D:
1,715	5.000%, 2/01/35 (AMT)	2/29 at 100.00	AAA	2,204,855
1,800	5.000%, 2/01/36 (AMT)	2/29 at 100.00	AAA	2,307,024
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,419,536
	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C:
1,240	5.000%, 1/01/27	7/26 at 100.00	A+	1,531,487
1,420	5.000%, 1/01/38	7/26 at 100.00	A+	1,700,180
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (5)	1,122,060
670	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	A+	819,149
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A, 5.000%, 2/01/49 (UB) (4)	2/29 at 100.00	AAA	6,302,100
1,625	Ivy Tech Community College, Indiana, Student Fee Revenue Bonds, Series 2018V, 5.000%, 7/01/36	7/28 at 100.00	AA	2,056,242
400	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A, 5.000%, 4/01/27	4/22 at 100.00	Baa3	415,372
1,000	Lawrence Township School Building Corporation, Indiana, First Mortgage Bonds, Series 2020, 2.000%, 7/15/34	7/30 at 100.00	AA+	1,038,410
	North Montgomery High School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
2,375	5.000%, 7/15/35	7/26 at 100.00	AA+	2,858,550
2,480	5.000%, 7/15/36	7/26 at 100.00	AA+	2,973,966
	Plymouth Multi-School Building Corporation, Indiana, First Mortgage Bonds, Series 2018:
1,655	5.000%, 1/15/34	7/28 at 100.00	AA+	2,095,942
3,655	5.000%, 7/15/36	7/28 at 100.00	AA+	4,587,866
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
500	5.000%, 1/01/28	1/25 at 100.00	A	571,310
815	5.000%, 1/01/29	1/25 at 100.00	A	927,503

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Whitley County Middle School Building Corporation, Columbia City, Indiana, First Mortgage Bonds, Series 2019:
$ 1,590	5.000%, 7/15/37	1/30 at 100.00	AA+	$2,046,044
3,300	5.000%, 7/15/38	1/30 at 100.00	AA+	4,225,518
1,710	5.000%, 1/15/39	1/30 at 100.00	AA+	2,181,738
70,860	Total Indiana			88,192,522
	Iowa – 0.5%
	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (AMT)	6/22 at 100.00	A2	1,052,510
1,000	5.000%, 6/01/28 (AMT)	6/22 at 100.00	A2	1,051,820
3,000	Iowa Finance Authority, State Revolving Fund Revenue Bonds, Series 2013, 5.000%, 8/01/31	8/23 at 100.00	AAA	3,352,170
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	3/21 at 100.00	B-	1,522,995
6,500	Total Iowa			6,979,495
	Kansas – 1.2%
1,075	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	Ba1	1,204,366
4,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2018A, 5.000%, 9/01/36	9/27 at 100.00	AA	4,999,240
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	246,935
2,100	Kansas State Turnpike Authority, Turnpike Revenue Bonds, Refunding Series 20193A, 5.000%, 9/01/37	9/29 at 100.00	Aa2	2,752,764
1,495	Sedgwick County Unified School District 266 Maize, Harvey County, Kansas, General Obligation Bonds, Series 2019A, 4.000%, 9/01/31	9/27 at 100.00	AA	1,801,669
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	2,356,900
2,690	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, University of Kansas Health System, Series 2019B, 5.000%, 3/01/33	3/30 at 100.00	AA-	3,585,931
13,565	Total Kansas			16,947,805
	Kentucky – 0.4%
750	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26	No Opt. Call	Baa3	861,405
1,180	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	1,196,839
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
1,315	4.000%, 9/01/29 – AGM Insured	9/28 at 100.00	AA	1,580,038
1,415	2.000%, 9/01/32 – AGM Insured	9/28 at 100.00	AA	1,430,452
1,525	2.125%, 9/01/34 – AGM Insured	9/28 at 100.00	AA	1,544,230
6,185	Total Kentucky			6,612,964

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 2.2%
$ 1,850	Ascension Parishwide School District, Louisiana, General Obligation Bonds, School Series 2020, 4.000%, 3/01/39	3/30 at 100.00	AA	$2,226,734
	Cameron Parish School District 15, Louisiana, General Obligtion Bonds, Series 2021:
350	4.000%, 10/01/34 (WI/DD, Settling 2/10/21)	10/30 at 100.00	BBB	391,619
350	4.000%, 10/01/35 (WI/DD, Settling 2/10/21)	10/30 at 100.00	BBB	390,348
350	4.000%, 10/01/36 (WI/DD, Settling 2/10/21)	10/30 at 100.00	BBB	389,536
350	4.000%, 10/01/37 (WI/DD, Settling 2/10/21)	10/30 at 100.00	BBB	388,605
	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017:
1,000	5.000%, 11/01/36 – AGM Insured	11/25 at 100.00	AA	1,167,400
805	5.000%, 11/01/37 – AGM Insured	11/25 at 100.00	AA	937,390
4,000	5.000%, 11/01/42 – AGM Insured	11/25 at 100.00	AA	4,651,000
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
2,000	5.000%, 5/15/33	5/27 at 100.00	A	2,441,060
2,000	5.000%, 5/15/34	5/27 at 100.00	A	2,434,960
2,640	5.000%, 5/15/35	5/27 at 100.00	A	3,208,022
50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	50,897
1,000	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	AA-	1,085,850
100	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, Refunding Series 2014, 5.000%, 7/01/22	No Opt. Call	A+	106,567
4,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/28	5/22 at 100.00	Aa2	4,184,160
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
400	5.000%, 1/01/34 (AMT)	1/27 at 100.00	A2	478,856
500	5.000%, 1/01/35 (AMT)	1/27 at 100.00	A2	597,575
355	5.000%, 1/01/36 (AMT)	1/27 at 100.00	A2	423,309
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2018B:
3,000	5.000%, 4/01/37 – AGM Insured (AMT)	4/28 at 100.00	AA	3,657,120
860	5.000%, 4/01/38 – AGM Insured (AMT)	4/28 at 100.00	AA	1,045,382
2,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-1, 2.125%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	2,061,020
27,960	Total Louisiana			32,317,410
	Maine – 0.1%
1,155	Portland, Maine, General Airport Revenue Bonds, Refunding Green Series 2019, 4.000%, 1/01/40	1/30 at 100.00	BBB+	1,312,900

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland – 1.7%
$ 600	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015, 5.000%, 7/01/21	No Opt. Call	A-	$610,944
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	293,413
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB+	1,061,310
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB+	1,060,920
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	526,655
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,324,056
625	5.000%, 7/01/40	7/25 at 100.00	A+	735,562
2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	2,366,598
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A	1,267,420
7,700	Prince George's County, Maryland, Certificates of Participation, University of Maryland Capital Region Medical Center, Series 2018, 5.000%, 10/01/48	10/28 at 100.00	AA+	9,699,844
5,000	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2018A, 5.000%, 7/15/31	7/28 at 100.00	AAA	6,556,000
20,995	Total Maryland			25,502,722
	Massachusetts – 1.6%
1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A	1,978,255
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
350	5.000%, 7/01/38 (WI/DD, Settling 2/04/21)	7/31 at 100.00	A-	461,307
400	5.000%, 7/01/39 (WI/DD, Settling 2/04/21)	7/31 at 100.00	A-	525,780
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
1,350	5.000%, 7/01/34	1/29 at 100.00	BBB+	1,656,113
1,255	5.000%, 7/01/36	1/29 at 100.00	BBB+	1,531,138
2,085	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Subordinated Series 2018B, 4.000%, 2/15/43	2/24 at 100.00	AA+	2,263,017
3,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017A, 5.000%, 4/01/37	4/27 at 100.00	Aa1	4,434,150
3,885	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/44	11/27 at 100.00	Aa1	4,942,419
4,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020D, 5.000%, 7/01/48	7/30 at 100.00	Aa1	5,209,400
18,485	Total Massachusetts			23,001,579

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan – 2.2%
$ 1,200	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, School Building & Site Series 2020-I, 4.000%, 5/01/39	5/30 at 100.00	AA	$1,463,004
	Coldwater Communiuty Schools, Branch County, Michigan, General Obligation Bonds, School Building & Site Series 2018:
510	5.000%, 5/01/41	5/28 at 100.00	AA	637,464
1,220	5.000%, 5/01/42	5/28 at 100.00	AA	1,515,862
1,000	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43 (UB) (4)	11/28 at 100.00	Aa3	1,240,000
385	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	343,320
3,315	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	3,450,086
4,450	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015MI, 5.000%, 12/01/34 (Pre-refunded 6/01/22)	6/22 at 100.00	AA- (5)	4,736,758
1,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/36	12/30 at 100.00	A-	1,217,490
810	Michigan State, General Obligation Bonds, Environmental Program, Series 2020A, 4.000%, 5/15/40	5/30 at 100.00	Aa1	1,000,877
5,000	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B, 4.000%, 11/15/45 (UB) (4)	11/30 at 100.00	AA+	6,052,000
	Oakland University, Michigan, General Revenue Bonds, Series 2019:
930	5.000%, 3/01/39	3/29 at 100.00	A1	1,144,737
1,000	5.000%, 3/01/40	3/29 at 100.00	A1	1,228,630
1,025	5.000%, 3/01/41	3/29 at 100.00	A1	1,256,117
1,900	Ottawa County, Michigan, General Obligation Bonds, Refunding Water Supply System Series 2015, 5.000%, 8/01/30	2/25 at 100.00	Aaa	2,249,201
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,330	5.000%, 9/01/31	3/24 at 100.00	A+	1,504,230
2,200	5.000%, 9/01/33	3/24 at 100.00	A+	2,483,756
1,140	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/35	11/25 at 100.00	Aa3	1,344,767
28,415	Total Michigan			32,868,299
	Minnesota – 0.4%
835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	885,960
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Series 2019:
1,155	3.000%, 12/01/29	No Opt. Call	BBB-	1,201,893
1,895	5.000%, 12/01/39	12/29 at 100.00	BBB-	2,277,733

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	$ 1,166,456
5,050	Total Minnesota			5,532,042
	Mississippi – 0.5%
750	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41 (Pre-refunded 6/01/22)	6/22 at 100.00	Aa2 (5)	797,812
1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA-	1,450,146
	Mississippi Development Bank, Special Obligation Bonds, Meridian Water and Sewer System, Green Series 2020:
350	4.000%, 7/01/39 – BAM Insured	7/30 at 100.00	AA	426,822
500	4.000%, 7/01/40 – BAM Insured	7/30 at 100.00	AA	606,300
2,500	4.000%, 7/01/45 – BAM Insured	7/30 at 100.00	AA	2,983,300
1,135	Mississippi Development Bank, Special Obligation Bonds, Rankin County School District General Obligation Project, Series 2019, 5.000%, 6/01/40	6/29 at 100.00	AA	1,463,503
6,425	Total Mississippi			7,727,883
	Missouri – 1.3%
1,485	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	BBB-	1,682,089
1,000	Greene County, Missouri, Certificates of Participation, Capital Projects, Series 2018, 5.000%, 9/01/36	9/28 at 100.00	Aa3	1,258,900
5,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/50	6/30 at 100.00	A+	5,827,300
500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/42 (UB) (4)	5/25 at 102.00	A+	552,620
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	301,164
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Missouri Project Series 2019:
250	4.000%, 12/01/35	12/25 at 100.00	AA+	279,197
430	4.000%, 12/01/37	12/25 at 100.00	AA+	478,014
850	4.000%, 12/01/38	12/25 at 100.00	AA+	943,398
835	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A2	1,044,067
274	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	3/21 at 100.00	N/R	163,214
1,500	Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2017, 4.500%, 6/01/36	6/26 at 100.00	BBB	1,630,980

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Wentzville, Missouri, Certificates of Participation, Series 2019:
$ 895	5.000%, 11/01/28	11/27 at 100.00	A3	$1,116,172
590	5.000%, 11/01/30	11/27 at 100.00	A3	726,650
1,040	5.000%, 11/01/31	11/27 at 100.00	A3	1,275,342
1,090	5.000%, 11/01/32	11/27 at 100.00	A3	1,330,214
16,039	Total Missouri			18,609,321
	Montana – 1.2%
	Bozeman, Montana, Tax Increment Revenue Bonds, Bozeman Midtown Urban Renewal District, Serie 2020:
500	4.000%, 7/01/35 – AGM Insured	7/30 at 100.00	AA	586,045
425	4.000%, 7/01/40 – AGM Insured	7/30 at 100.00	AA	488,839
	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018:
675	5.000%, 6/01/36	6/28 at 100.00	A	835,866
1,255	5.000%, 6/01/37	6/28 at 100.00	A	1,549,887
510	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/23	No Opt. Call	A+	556,762
1,500	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2007, 1.000%, 3/01/32 (Mandatory Put 3/01/22)	3/21 at 100.00	Aa2	1,500,645
2,000	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2010, 1.000%, 3/01/35 (Mandatory Put 3/01/22)	3/21 at 100.00	Aa2	2,000,860
2,765	Montana State Board of Investments, Municipal Finance Consolidation Act Bonds, INTERCAP Revolving Program, Annual Adjustable Rate Tender Option, Series 2013, 1.000%, 3/01/38 (Mandatory Put 3/01/22)	3/21 at 100.00	Aa2	2,766,521
2,685	Montana State University, Facilities Revenue Bonds, Series 2018E, 5.000%, 11/15/43	11/27 at 100.00	Aa3	3,193,002
2,980	Yellowstone County K-12 School District 26 Lockwood, Montana, General Obligation Bonds, School Building Series 2018, 5.000%, 7/01/35	7/28 at 100.00	A	3,796,371
15,295	Total Montana			17,274,798
	Nebraska – 1.3%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,280,522
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,308,375
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A	1,056,519
5,000	Lancaster County School District 1, Lincoln, Nebraska, General Obligation Bonds, Series 2020, 5.000%, 1/15/32	7/30 at 100.00	AAA	6,898,050
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	5.000%, 7/01/27	No Opt. Call	BBB	1,229,130
1,500	5.000%, 7/01/28	7/27 at 100.00	BBB	1,823,430

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 525	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018, 5.000%, 7/01/29	7/25 at 100.00	BBB	$607,551
600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (AMT)	12/26 at 100.00	Aa3	718,158
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2017A, 5.000%, 2/01/42	12/27 at 100.00	AA	1,249,130
2,800	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 5.000%, 12/15/47	6/28 at 100.00	Aa1	3,450,636
15,440	Total Nebraska			19,621,501
	Nevada – 1.1%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
505	5.000%, 9/01/31	9/27 at 100.00	A-	613,792
1,000	5.000%, 9/01/33	9/27 at 100.00	A-	1,203,500
4,000	Clark County, Nevada Airport Revenue Bonds, Senior Series 2015A, 5.000%, 7/01/40	7/25 at 100.00	Aa2	4,685,960
115	Clark County, Nevada, Airport Revenue Bonds, Refunding Subordinate Lien Series 2019D, 5.000%, 7/01/25	No Opt. Call	Aa3	138,307
195	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds, Subordinate Series 2017, 5.000%, 7/01/25	No Opt. Call	AA-	234,901
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB) (4)	6/26 at 100.00	Aa1	2,431,180
1,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 4.000%, 6/01/37	6/22 at 100.00	Aa1	1,040,610
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,215	4.000%, 12/01/23	No Opt. Call	N/R	1,280,197
965	4.250%, 12/01/24	No Opt. Call	N/R	1,041,698
450	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 3.250%, 6/01/24	No Opt. Call	N/R	468,581
2,425	Nevada System of Higher Education, Certificates of Participation, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	AA	2,559,369
13,870	Total Nevada			15,698,095
	New Hampshire – 0.5%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	BBB+	609,806
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017:
3,145	5.000%, 7/01/35	7/27 at 100.00	BBB+	3,679,996
1,950	5.000%, 7/01/37	7/27 at 100.00	BBB+	2,270,599
160	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/36	2/28 at 100.00	A	195,925
5,835	Total New Hampshire			6,756,326

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 2.9%
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
$ 460	5.000%, 7/15/23	No Opt. Call	BBB-	$500,273
485	5.000%, 7/15/24	No Opt. Call	BBB-	543,016
510	5.000%, 7/15/25	No Opt. Call	BBB-	586,179
535	5.000%, 7/15/26	No Opt. Call	BBB-	628,438
560	5.000%, 7/15/27	No Opt. Call	BBB-	670,471
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/25	No Opt. Call	Baa1	1,184,760
	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017:
1,755	5.000%, 10/01/22 (AMT)	No Opt. Call	Baa3	1,865,407
1,525	5.000%, 10/01/23 (AMT)	No Opt. Call	Baa3	1,674,770
1,800	5.000%, 10/01/24 (AMT)	No Opt. Call	Baa3	2,037,510
1,375	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020A, 1.000%, 6/01/23	No Opt. Call	A+	1,389,451
5,000	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset Transformatiom Program, Refunding Series 2017, 5.000%, 10/01/29	4/28 at 100.00	Baa1	6,128,350
625	New Jersey State, General Obligation Bonds, Various Purpose Series 2014, 5.000%, 6/01/28	6/25 at 100.00	A3	739,525
2,235	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/28	6/26 at 100.00	A+	2,688,102
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	Baa1	1,960,508
250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A, 5.250%, 6/15/30	6/21 at 100.00	Baa1	254,345
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B:
2,025	5.250%, 6/15/36	6/21 at 100.00	Baa1	2,059,000
1,245	5.000%, 6/15/42 (Pre-refunded 6/15/21)	6/21 at 100.00	Baa1 (5)	1,267,248
265	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	278,099
325	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/33	6/22 at 100.00	Baa1	342,641
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
330	5.250%, 6/15/33	6/23 at 100.00	Baa1	362,571
645	5.000%, 6/15/36	6/23 at 100.00	Baa1	702,992
200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/32	6/25 at 100.00	Baa1	233,948
2,145	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 5.000%, 6/15/37	12/30 at 100.00	Baa1	2,753,536
2,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/32	1/27 at 100.00	A+	2,449,780

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 17.467%, 1/01/43 (Pre-refunded 7/01/22), 144A (IF) (4)	7/22 at 100.00	N/R (5)	$395,634
900	Newark, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2020A, 5.000%, 10/01/27 – AGM Insured	No Opt. Call	AA	1,133,730
500	Newark, New Jersey, General Obligation Notes, Series 2020, 3.500%, 7/27/21	No Opt. Call	N/R	507,215
	Passaic County Improvement Authority, New Jersey, County Guaranteed Governmental Loan Revenue Bond, Patterson City Board of Education Project, Green Series 2020:
500	3.000%, 2/01/39	2/30 at 100.00	Aa1	559,275
1,055	3.000%, 2/01/40	2/30 at 100.00	Aa1	1,177,623
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
2,100	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	2,502,570
1,300	5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa1	1,547,234
1,250	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,483,737
36,910	Total New Jersey			42,607,938
	New Mexico – 0.3%
850	Albuquerque, New Mexico, Refuse Removal and Disposal Revenue Bonds, Series 2020, 5.000%, 7/01/38	7/30 at 100.00	AA	1,109,378
2,880	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2012A, 5.000%, 8/01/42 (Pre-refunded 8/01/22)	8/22 at 100.00	AA (5)	3,091,075
3,730	Total New Mexico			4,200,453
	New York – 6.3%
	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1:
1,750	4.000%, 7/01/36 (UB) (4)	7/27 at 100.00	AA	2,049,023
1,750	4.000%, 7/01/37 (UB) (4)	7/27 at 100.00	AA	2,044,070
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured	3/30 at 100.00	AA	3,114,270
325	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2016A, 5.000%, 7/01/27	1/27 at 100.00	A3	400,546
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
2,670	4.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	3,160,159
2,670	4.000%, 7/01/53 (UB) (4)	7/30 at 100.00	A	3,166,460
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	362,427
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	Aa1	795,645
1,260	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project, Refundng Series 2017, 5.000%, 7/01/37	7/27 at 100.00	BBB	1,472,071
4,500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/36	2/27 at 100.00	Aa3	5,456,385

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 320	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A2	$467,523
340	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	520,846
1,455	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A, 5.000%, 9/01/44	9/24 at 100.00	A	1,650,916
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A	1,178,560
2,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/36	9/27 at 100.00	A	2,496,740
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2018B-2, Subseries A-E:
115	5.000%, 5/15/21	No Opt. Call	N/R	116,333
250	5.000%, 5/15/21	No Opt. Call	N/R	252,897
100	5.000%, 5/15/21	No Opt. Call	N/R	101,159
150	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015B, 5.000%, 11/15/33	5/25 at 100.00	A3	173,094
925	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Nazareth College of Rochester, Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	BBB+	1,097,956
1,500	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A, 5.000%, 12/01/31	12/30 at 100.00	BBB+	1,971,675
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	2/21 at 100.00	B-	2,529,425
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,409,701
370	5.000%, 7/01/32	7/25 at 100.00	BBB	417,626
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB) (4)	6/25 at 100.00	AA+	2,287,822
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Subseries CC-1, 5.000%, 6/15/38	12/26 at 100.00	AA+	6,221,950
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2018 Series EE, 5.000%, 6/15/39	12/25 at 100.00	AA+	6,067,450
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38	8/26 at 100.00	AAA	3,625,380
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	AAA	3,022,475
775	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (4)	8/26 at 100.00	AA	936,557
5,000	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/39	12/28 at 100.00	AA	6,320,750

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016B:
$ 540	5.000%, 6/01/29	6/26 at 100.00	A	$646,369
250	5.000%, 6/01/31	6/26 at 100.00	A-	295,505
2,840	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	3,085,206
3,000	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,, 5.000%, 6/15/42 (4)	6/27 at 100.00	AAA	3,752,190
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA	662,040
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA	1,482,030
100	New York State Thruway Authority, General Revenue Bonds, Series 2014J, 5.000%, 1/01/23	No Opt. Call	A1	108,963
5,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/43	9/30 at 100.00	AA+	6,482,300
1,065	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	1,161,542
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	641,421
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	673,227
915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	975,289
1,530	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018, 5.000%, 9/15/27 (AMT)	No Opt. Call	Aa3	1,951,209
600	Poughkeepsie City, New York, General Obligation Bonds, Refunding Public Improvement Series 2019, 5.000%, 6/01/31	6/26 at 100.00	Ba1	655,032
100	Suffolk County, New York, General Obligation Bonds, Public Improvement Series 2018A, 5.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	122,907
1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (AMT)	11/21 at 100.00	A1	1,029,080
260	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	318,555
2,895	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, 5.000%, 11/15/54	11/30 at 100.00	AA-	3,721,725
465	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/54	10/29 at 100.00	N/R	523,981
77,750	Total New York			93,176,462

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 2.1%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017B:
$ 1,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	Aa3	$1,203,260
1,000	5.000%, 7/01/47 (AMT)	7/27 at 100.00	Aa3	1,193,940
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2019B:
890	5.000%, 7/01/29 (AMT)	No Opt. Call	Aa3	1,163,978
935	5.000%, 7/01/30 (AMT)	7/29 at 100.00	Aa3	1,214,098
985	5.000%, 7/01/31 (AMT)	7/29 at 100.00	Aa3	1,273,339
4,080	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/40	7/25 at 100.00	AAA	4,786,289
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
125	5.000%, 10/01/41 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	152,514
1,020	5.000%, 10/01/55 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	AA+ (5)	1,244,512
350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	368,424
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,068,470
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	1,602,705
3,155	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49 (UB) (4)	1/30 at 100.00	AA-	3,733,943
750	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2017A, 5.000%, 10/01/37	10/23 at 103.00	BBB	819,885
3,500	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018, 5.000%, 1/01/31	1/29 at 100.00	BBB	4,455,325
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32	1/27 at 100.00	BBB	1,205,780
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
1,110	5.000%, 5/01/31 (AMT)	5/27 at 100.00	Aa3	1,361,415
1,750	5.000%, 5/01/32 (AMT)	5/27 at 100.00	Aa3	2,138,447
1,135	5.000%, 5/01/33 (AMT)	5/27 at 100.00	Aa3	1,381,692
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A, 5.000%, 5/01/33 (AMT)	5/30 at 100.00	Aa3	651,625
25,785	Total North Carolina			31,019,641
	North Dakota – 0.2%
1,365	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	AA-	1,642,136
1,485	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/34	6/28 at 100.00	BBB-	1,740,064
2,850	Total North Dakota			3,382,200

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 2.1%
	Bethel Local School District, Miami County, Ohio, Certificates of Participation, Series 2020:
$ 500	4.000%, 12/01/32 – BAM Insured	6/28 at 100.00	AA	$581,795
1,000	4.000%, 12/01/36 – BAM Insured	6/28 at 100.00	AA	1,150,340
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
975	4.000%, 6/01/37	6/30 at 100.00	A-	1,188,223
945	4.000%, 6/01/38	6/30 at 100.00	A-	1,145,397
945	4.000%, 6/01/39	6/30 at 100.00	A-	1,141,749
	City of Elyria, Ohio, General Obligation Various Purpose Bonds, Series 2018:
1,315	5.000%, 12/01/39 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	1,463,976
3,045	5.000%, 12/01/43 – BAM Insured (Pre-refunded 6/01/23)	6/23 at 100.00	AA (5)	3,389,968
	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2:
115	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (5)	129,199
335	5.000%, 10/01/37 (Pre-refunded 10/01/23)	10/23 at 100.00	AA+ (5)	378,275
870	Cleveland, Ohio, Income Tax Revenue Bonds, Public Facilities Improvements, Subordinate Lien Series 2018A, 5.000%, 10/01/38	4/28 at 100.00	AA	1,064,880
1,000	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 5.000%, 12/01/37	6/26 at 100.00	Aa1	1,199,980
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,326,500
	Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series 2018:
2,250	5.000%, 6/01/36	6/28 at 100.00	AAA	2,870,325
2,250	5.000%, 6/01/37	6/28 at 100.00	AAA	2,862,518
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	583,803
	Ohio Higher Educational Facility Commission, Revenue Bonds, Kenyon College, Series 2017:
500	5.000%, 7/01/34	7/27 at 100.00	A	608,330
495	5.000%, 7/01/42	7/27 at 100.00	A	591,951
2,500	Ohio State, Capital Facilities Lease-Appropriation Bonds, Special Obligation, Administrative Building Fund Projects, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	3,083,650
2,040	Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2017A, 5.000%, 1/01/32	1/28 at 100.00	AA	2,609,507
2,450	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2019, 5.000%, 6/01/44	12/29 at 100.00	AAA	3,222,019
26,080	Total Ohio			31,592,385
	Oklahoma – 0.5%
2,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA-	2,462,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Kingfisher Special Projects Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, Series 2020:
$ 550	4.000%, 3/01/24	No Opt. Call	A	$609,955
2,170	4.000%, 3/01/28	No Opt. Call	A	2,633,469
500	Marshall County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Madill Public Schools Project, Series 2017A, 5.000%, 9/01/32	9/27 at 100.00	A-	616,490
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,636,109
6,590	Total Oklahoma			7,958,643
	Oregon – 0.7%
950	Clatsop County, Oregon, General Obligation Bonds, Series 2019, 5.000%, 6/15/38	6/29 at 100.00	Aa2	1,235,865
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A	768,735
2,000	Lane County School District 4J Eugene, Oregon, General Obligation Bonds, Series 2017, 5.000%, 6/15/31	6/27 at 100.00	Aa1	2,524,740
2,710	Multnomah County, Oregon, General Obligation Bonds, Full Faith & Credit Series 2017, 5.000%, 6/01/29	6/27 at 100.00	AAA	3,466,767
860	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (5)	867,181
245	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	7/21 at 100.00	N/R	248,109
1,060	Oregon State, General Obligation Bonds, Article XI-M Seismic Projects Series 2017C, 5.000%, 6/01/34	6/27 at 100.00	AA+	1,334,455
8,575	Total Oregon			10,445,852
	Pennsylvania – 3.7%
650	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/22	No Opt. Call	Baa3	686,621
2,335	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Revenue Anticipation Note Series 2020, 2.375%, 3/31/21	3/21 at 100.00	N/R	2,335,280
100	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Baa3	116,763
160	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 4.000%, 11/01/47	11/27 at 100.00	BB+	163,811
1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA- (5)	1,040,330
2,595	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Main Line Health System, Series 2020A, 4.000%, 9/01/41	9/30 at 100.00	AA	3,138,030
	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc Project, Series 2017:
1,750	5.000%, 6/01/32	6/25 at 102.00	BB	1,868,580
1,760	5.000%, 6/01/37	6/25 at 102.00	BB	1,855,462
700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	AA-	816,151
1,350	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2019A, 5.000%, 7/01/49	7/29 at 100.00	BBB-	1,549,868

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 17.662%, 7/01/42 (Pre-refunded 1/01/22), 144A (IF)	1/22 at 100.00	N/R (5)	$1,339,728
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017A:
1,000	5.000%, 12/15/26	No Opt. Call	AA	1,237,250
500	5.000%, 12/15/27	No Opt. Call	AA	633,995
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017B:
500	5.000%, 12/15/26	No Opt. Call	AA	618,625
500	5.000%, 12/15/27	No Opt. Call	AA	633,995
1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,275,225
3,600	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/34	9/28 at 100.00	A	4,471,884
1,000	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015, 4.125%, 12/31/38 (AMT)	6/26 at 100.00	BBB	1,116,160
2,290	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson University, Refunding Series 2015A, 5.000%, 9/01/45	3/25 at 100.00	A	2,582,204
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
2,000	4.000%, 8/15/44 (UB) (4)	8/29 at 100.00	AA	2,346,200
3,000	4.000%, 8/15/49 (UB) (4)	8/29 at 100.00	AA	3,494,730
500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	579,655
3,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A, 4.000%, 12/01/44	12/30 at 100.00	A	3,602,264
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A	2,208,281
430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	510,685
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (AMT)	6/25 at 100.00	A2	1,776,675
3,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/35 (AMT)	7/27 at 100.00	A2	3,644,580
600	Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer System Revenue Bonds, First Lien Series 2019A, 5.000%, 9/01/32 – AGM Insured	9/29 at 100.00	AA	787,944
4,740	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 5.000%, 6/01/38 (UB) (4)	6/29 at 100.00	Aa3	6,099,953
725	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2017, 5.000%, 1/01/35 (AMT)	1/28 at 100.00	Baa3	825,340
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	690,176
46,160	Total Pennsylvania			54,046,445

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.4%
$ 1,500	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Providence College, Refunding Series 2015, 5.000%, 11/01/40	11/25 at 100.00	A	$1,728,885
	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016:
1,500	5.000%, 5/15/30	5/26 at 100.00	BBB+	1,738,215
2,200	5.000%, 5/15/31	5/26 at 100.00	BBB+	2,539,548
5,200	Total Rhode Island			6,006,648
	South Carolina – 1.3%
	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2019:
1,000	5.000%, 7/01/36	7/29 at 100.00	A1	1,261,080
800	5.000%, 7/01/37	7/29 at 100.00	A1	1,005,856
3,005	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Wofford College, Series 2019, 5.000%, 4/01/49	4/29 at 100.00	A-	3,600,441
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
120	5.750%, 11/01/23	No Opt. Call	N/R	125,785
180	7.000%, 11/01/33	11/24 at 100.00	N/R	202,471
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	A+ (5)	943,594
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
2,840	5.000%, 7/01/34 (AMT)	7/28 at 100.00	A+	3,580,331
450	5.000%, 7/01/48 (AMT)	7/28 at 100.00	A+	552,753
2,525	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2012A, 5.000%, 10/01/29 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa3 (5)	2,607,769
	Spartanburg County School District 7, South Carolina, General Obligation Bonds, Series 2018B:
825	5.000%, 3/01/30	3/29 at 100.00	Aa1	1,095,534
1,495	5.000%, 3/01/38	3/29 at 100.00	Aa1	1,930,150
	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Series 2020A:
1,000	5.000%, 4/15/33 – AGM Insured	4/30 at 100.00	AA	1,307,120
1,050	5.000%, 4/15/35 – AGM Insured	4/30 at 100.00	AA	1,364,034
16,075	Total South Carolina			19,576,918
	South Dakota – 0.3%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	AA-	1,213,490
2,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	AA-	3,342,498
3,765	Total South Dakota			4,555,988
	Tennessee – 0.7%
1,820	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A	2,230,083

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB	$1,697,444
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
105	4.625%, 6/15/27, 144A (6)	No Opt. Call	N/R	63,000
300	5.500%, 6/15/37, 144A (6)	6/27 at 100.00	N/R	180,000
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	Aa1	986,380
1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Series 2013, 5.000%, 7/01/40	7/23 at 100.00	AA	1,644,345
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (AMT)	7/25 at 100.00	A1	1,570,725
1,245	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B, 5.000%, 11/01/35	11/25 at 100.00	AA+	1,486,368
8,550	Total Tennessee			9,858,345
	Texas – 15.2%
1,535	Alamo Community College District, Bexar County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2017, 5.000%, 8/15/36	8/27 at 100.00	AAA	1,937,201
560	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%, 12/01/35	6/27 at 100.00	AAA	691,449
1,335	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,371,272
1,090	Arlington, Texas, General Obligation Bonds, Refunding Permanent Improvement Series 2020, 4.000%, 8/15/22	No Opt. Call	AAA	1,155,236
250	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Highland Campus - Building 3000 Project, Series 2018A, 5.000%, 8/01/31	8/27 at 100.00	AA	314,028
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	580,521
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/32	1/27 at 100.00	BBB-	545,710
500	5.000%, 1/01/33	1/27 at 100.00	BBB-	543,080
	Austin, Texas, Airport System Revenue Bonds, Series 2017A:
890	5.000%, 11/15/35	11/26 at 100.00	A1	1,077,745
5,000	5.000%, 11/15/41	11/26 at 100.00	A1	5,984,250
5,000	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (AMT)	11/26 at 100.00	A1	5,875,450
2,000	Austin, Texas, Airport System Revenue Bonds, Series 2019B, 5.000%, 11/15/33 (AMT)	11/29 at 100.00	A1	2,557,700
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA	3,795,360
250	Boerne Independent School District, Kendall County, Texas, General Obligation Bonds, School Building Series 2016, 5.000%, 2/01/28	2/26 at 100.00	Aaa	305,943
1,750	Brazoria County Toll Road Authority, Texas, Toll Road Revenue Bond, Refunding Limited Contract Tax & Subordinate Lien Series 2020, 5.000%, 3/01/49	3/27 at 100.00	AA+	2,114,875

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,825	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (5)	$1,993,721
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB+	1,443,808
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
360	5.000%, 1/01/35	7/25 at 100.00	A-	417,373
1,695	5.000%, 1/01/40	7/25 at 100.00	A-	1,947,809
205	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21 (ETM)	No Opt. Call	A- (5)	210,094
95	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	96,549
150	Corpus Christi, Texas, General Obligation Bonds, General Improvement Series 2013, 5.000%, 3/01/27 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	165,008
4,120	Cypress-Fairbanks Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2015, 4.000%, 2/15/32	2/25 at 100.00	AAA	4,680,279
5,345	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/41	12/25 at 100.00	AA+	6,387,168
5,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (AMT)	11/22 at 100.00	A+	6,278,223
820	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	897,228
100	Fort Bend County Municipal Utility District 169, Texas, Contract Revenue Bonds, Water/Sewer/Drainage Facilities, Series 2013, 4.750%, 12/01/35 – AGM Insured	12/21 at 100.00	AA	103,186
290	Galveston County Municipal Utuility District 56, Texas, General Obligation Bonds, Series 2020, 4.500%, 12/01/25 – AGM Insured	No Opt. Call	AA	340,150
4,165	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45 (UB) (4)	4/30 at 100.00	A+	4,959,724
5,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A Tela Supported, 5.000%, 10/01/43 (UB) (4)	4/28 at 100.00	AA+	6,296,550
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
955	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,099,291
1,230	4.500%, 9/01/32	9/27 at 100.00	BBB-	1,415,841
9,000	Harris County Flood Control District, Texas, Contract Tax Bonds, Refunding Series 2017A, 4.000%, 10/01/37 (4)	10/27 at 100.00	AAA	10,689,660
6,000	Highland Park Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2016, 4.000%, 2/15/33	2/25 at 100.00	Aaa	6,815,940
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018A:
2,625	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A1	3,289,597
2,000	5.000%, 7/01/35 (AMT)	7/28 at 100.00	A1	2,471,000
1,750	5.000%, 7/01/36 (AMT)	7/28 at 100.00	A1	2,155,860
1,665	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C, 5.000%, 7/01/32 (AMT)	7/28 at 100.00	AA	2,074,740

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/29 (Pre-refunded 7/01/22) (AMT)	7/22 at 100.00	A (5)	$1,736,080
2,855	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2013A, 5.000%, 3/01/28 (Pre-refunded 3/01/23)	3/23 at 100.00	AA (5)	3,143,783
2,500	Keller Independent School District, Tarrant County, Texas, General Obligation Bonds, Refunding Series 2015A, 4.000%, 2/15/34	2/25 at 100.00	AAA	2,828,225
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	A	1,592,850
4,825	Little Elm Independent School District, Denton County, Texas, General Obligation Bonds, School Building Series 2018, 5.000%, 8/15/46	2/28 at 100.00	AAA	6,045,435
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	563,000
300	5.000%, 1/01/25	1/24 at 100.00	A	337,986
1,000	Montgomery County Municipal Utility District 47, Texas, Waterworks and Sewer System Unlimited Tax Bonds, Series 2020, 1.500%, 10/01/29	10/25 at 100.00	Aa3	1,018,650
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
1,585	5.000%, 9/15/29	9/25 at 100.00	BBB-	1,851,423
1,060	5.000%, 9/15/31	9/25 at 100.00	BBB-	1,229,229
585	New Hope Cultural Education Facilities Finance Corporation, Texas, Capital Improvement Revenue Bonds, CHF-Collegiate Housing Denton, LLC - Texas Woman's University Housing Project, Series 2018A-1, 5.000%, 7/01/38 – AGM Insured	7/27 at 100.00	AA	692,067
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,500	5.000%, 7/01/23	No Opt. Call	Caa1	1,245,000
750	5.000%, 7/01/30	7/25 at 100.00	Caa1	622,500
2,895	North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/29	1/26 at 100.00	BBB	3,420,587
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,389,166
2,120	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/38	12/29 at 100.00	AA-	2,580,846
	North Houston Development Corporation, Texas, Tax Increment Contract Revenue Bonds, Refunding Series 2019:
880	3.000%, 9/01/36 – AGM Insured	9/29 at 100.00	AA	937,622
1,000	3.000%, 9/01/37 – AGM Insured	9/29 at 100.00	AA	1,064,650
1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB- (5)	1,065,410
3,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A+	3,623,820
1,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2018, 5.000%, 1/01/31	1/28 at 100.00	A	1,883,715

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Port Freeport, Brazoria County, Texas, Revenue Bonds, Senior Lien Series 2018:
$ 1,050	5.000%, 6/01/34 (AMT)	6/28 at 100.00	A+	$1,291,290
1,105	5.000%, 6/01/35 (AMT)	6/28 at 100.00	A+	1,355,923
1,500	San Antonio, Texas, Airport System Revenue Bonds, Improvement Series 2015, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A1	1,707,090
4,140	San Antonio, Texas, Water System Revenue Bonds, Refunding Series 2012A, 5.000%, 5/15/29	5/22 at 100.00	AA+	4,394,279
1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,664,121
890	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University Project, Refunding Series 2017, 5.000%, 10/01/39	10/27 at 100.00	AA-	1,100,912
3,975	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/40	12/29 at 100.00	AA	4,339,746
1,405	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/30 (WI/DD, Settling 2/25/21)	No Opt. Call	A3	1,877,698
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
2,000	5.000%, 12/31/31	12/29 at 100.00	Baa2	2,608,020
3,185	5.000%, 12/31/34	12/29 at 100.00	Baa2	4,101,038
2,420	5.000%, 12/31/36	12/29 at 100.00	Baa2	3,097,479
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	386,356
455	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	521,230
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A, 4.000%, 12/31/32	12/30 at 100.00	Baa2	1,216,150
215	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	3/21 at 100.00	B-	215,103
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (AMT)	8/24 at 100.00	AAA	1,444,884
3,955	Texas State, General Obligation Bonds, College Student Loan Series 2020A, 4.500%, 8/01/30 (AMT)	2/30 at 100.00	AAA	5,152,653
	Texas State, General Obligation Bonds, Refunding College Student Loan Series 2019:
4,230	5.000%, 8/01/32 (AMT)	No Opt. Call	AAA	5,968,784
4,445	5.000%, 8/01/33 (AMT)	No Opt. Call	AAA	6,360,528
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,351,620
7,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015A, 5.000%, 10/01/34	10/25 at 100.00	AAA	8,459,570
1,330	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2012A, 5.000%, 8/15/41 (Pre-refunded 8/15/22)	8/22 at 100.00	A (5)	1,430,003

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C:
$ 500	5.000%, 8/15/24	No Opt. Call	A-	$583,770
1,140	5.000%, 8/15/29	8/24 at 100.00	A-	1,310,715
7,000	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2015A, 4.000%, 10/15/34	10/25 at 100.00	AAA	8,064,840
1,250	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2016, 5.000%, 10/15/46	10/26 at 100.00	AAA	1,532,850
	Travis County Water Control and Improvement District 17, Steiner Ranch Defined Area, Texas, General Obligation Bonds, Refunding Series 2020:
1,250	3.000%, 5/01/28 – BAM Insured	No Opt. Call	AA	1,424,487
1,105	3.000%, 5/01/29 – BAM Insured	No Opt. Call	AA	1,260,540
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (5)	1,020,840
2,000	University of Houston, Texas, Consolidated Revenue Bonds, Refunding Series 2017C, 5.000%, 2/15/29	2/26 at 100.00	AA	2,437,120
1,645	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2017A, 5.000%, 9/01/39	9/26 at 100.00	BBB	1,885,022
	Washington County Junior College District, Texas, Combined Fee Revenue Bonds, Refunding Series 2020:
1,700	5.000%, 10/01/29 – AGM Insured	No Opt. Call	AA	2,259,861
1,775	5.000%, 10/01/30 – AGM Insured	No Opt. Call	AA	2,408,693
1,385	4.000%, 10/01/31 – AGM Insured	10/30 at 100.00	AA	1,729,297
800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	971,520
188,640	Total Texas			223,884,695
	Utah – 1.5%
1,255	Lehi, Utah, Sales Tax Revenue Bonds, Series 2018, 5.250%, 6/01/38	6/28 at 100.00	AA+	1,599,799
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
1,875	5.000%, 7/01/34 (AMT)	7/27 at 100.00	A	2,297,962
2,280	5.000%, 7/01/35 (AMT)	7/27 at 100.00	A	2,790,196
2,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.000%, 7/01/30 (AMT)	7/28 at 100.00	A	2,530,900
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
500	5.000%, 10/15/29	10/27 at 100.00	AA	616,450
500	5.000%, 10/15/31	10/27 at 100.00	AA	609,680
	Utah Charter School Finance Authority, Utah, Charter School Revenue Bonds, Spectrum Academy Project, Series 2020:
250	4.000%, 4/15/29	No Opt. Call	Aa2	299,188
705	4.000%, 4/15/30	No Opt. Call	Aa2	851,351
760	4.000%, 4/15/32	4/30 at 100.00	Aa2	908,534

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$ 400	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47	5/24 at 100.00	AA+	$431,472
5,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 5.000%, 5/15/43 (UB) (4)	5/30 at 100.00	AA+	6,502,200
	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	518,050
520	5.400%, 10/15/36 – AGM Insured (Pre-refunded 10/15/21)	10/21 at 100.00	A2 (5)	539,318
1,600	Weber Basin Water Conservancy District, Utah, Water Revenue Bonds, Series 2021A, 4.000%, 4/01/46 (WI/DD, Settling 2/10/21)	4/29 at 100.00	AAA	1,908,288
18,145	Total Utah			22,403,388
	Vermont – 0.2%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
1,270	5.000%, 12/01/37	6/26 at 100.00	A+	1,505,522
1,500	5.000%, 12/01/38	6/26 at 100.00	A+	1,775,115
2,770	Total Vermont			3,280,637
	Virginia – 1.3%
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,272,568
3,375	Fairfax County Economic Development Authority, Virginia, Transportation Contract Revenue Bonds, Route 28 Project, Refunding Series 2016B, 3.000%, 4/01/36	4/26 at 100.00	AA+	3,648,240
2,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (4)	5/28 at 100.00	AA+	2,319,080
1,400	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014, 5.000%, 6/15/33	6/24 at 100.00	A3	1,565,522
3,000	Front Royal and Warren County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Valley Health System Obligated Group, Series 2018, 4.000%, 1/01/50	1/25 at 103.00	A+	3,302,580
2,135	Lynchburg, Virginia, General Obligation Bonds, Public Improvement, Series 2020, 5.000%, 8/01/28	No Opt. Call	AA+	2,827,509
475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A3	574,246
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,250,096
1,750	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	2,070,180
40	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 4.750%, 1/01/25 (AMT)	7/22 at 100.00	BBB	42,158
16,055	Total Virginia			18,872,179

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.2%
	Camas, Washington, Water and Sewer Revenue Bonds, Series 2019:
$ 720	5.000%, 12/01/44	12/28 at 100.00	Aa3	$899,770
1,255	5.000%, 12/01/47	12/28 at 100.00	Aa3	1,562,726
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB) (4)	11/26 at 100.00	AAA	3,698,160
1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (AMT)	7/21 at 100.00	AA+	1,735,887
2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (AMT)	7/21 at 100.00	AA+	2,551,925
1,915	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A, 5.000%, 7/01/36	7/29 at 100.00	Aa2	2,520,446
1,705	King County School District 415 Kent, Washington, General Obligation Bonds, Series 2019, 4.000%, 12/01/38	12/29 at 100.00	Aaa	2,075,906
1,355	Lakewood Water District, Pierce County, Washington, Water Revenue Bonds, 2019A, 5.000%, 12/01/44 (AMT)	12/28 at 100.00	AA-	1,660,878
2,500	Pierce County School District 403, Bethel, Washington, General Obligation Bonds, Series 2019, 5.000%, 12/01/37	6/29 at 100.00	Aaa	3,269,625
1,975	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	AA-	2,226,279
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (AMT)	10/24 at 100.00	AA-	2,278,300
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (4)	10/27 at 100.00	Aa2	2,441,180
	Washington State, Certificates of Participation, State & Local Agency Real & Personal Property Series 2020B:
2,100	5.000%, 7/01/39	7/30 at 100.00	Aa1	2,777,166
2,190	5.000%, 7/01/40	7/30 at 100.00	Aa1	2,889,267
26,915	Total Washington			32,587,515
	West Virginia – 0.3%
1,000	Marshall University, West Virginia, University Revenue Bonds, Refunding & Improvement Series 2020A, 3.000%, 5/01/46 – AGM Insured	5/30 at 100.00	AA	1,070,870
1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,210,628
250	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	281,180
1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	1,435,350
3,650	Total West Virginia			3,998,028
	Wisconsin – 2.0%
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (5)	105,828

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
$ 2,950	5.000%, 6/01/38	6/30 at 100.00	A+	$3,834,705
5,000	4.000%, 6/01/39	6/30 at 100.00	A+	5,945,600
1,775	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/38, 144A	6/26 at 100.00	BBB-	2,010,099
620	Sun Prairie, Wisconsin, General Obligation Bonds, Promissory Notes Series 2020A, 3.000%, 4/01/27	No Opt. Call	Aa2	708,654
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 17.544%, 4/01/38 (Pre-refunded 4/01/23), 144A (IF) (4)	4/23 at 100.00	AA- (5)	684,107
1,670	Waukesha, Wisconsin, General Obligation Bonds, Anticipation Notes Series 2020C, 3.000%, 7/01/21	5/21 at 100.00	N/R	1,678,717
685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2012, 5.000%, 11/15/44	11/22 at 100.00	AA-	723,668
2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,798,733
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	379,063
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,840	5.000%, 9/01/28	9/27 at 100.00	BBB-	2,212,434
700	5.000%, 9/01/29	9/27 at 100.00	BBB-	834,134
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	6,184,100
1,505	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Monroe Clinic Inc, Refunding Series 2016, 5.000%, 2/15/30 (Pre-refunded 8/15/25)	8/25 at 100.00	N/R (5)	1,815,888
25,075	Total Wisconsin			29,915,730
	Wyoming – 0.3%
1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (5)	1,006,980
2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	2,035,040
1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured	1/27 at 100.00	AA	1,211,000
4,000	Total Wyoming			4,253,020
$ 1,307,788	Total Long-Term Investments (cost $1,445,652,216)			1,553,234,549

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.0%
	MUNICIPAL BONDS – 0.0%
	Ohio – 0.0%
$ 500	Lorain County, Ohio, General Obligation Bonds, Variable Rate Demand Obligations, Limited Tax Various Purpose Series 2020A, 3.000%, 2/06/21	No Opt. Call	N/R	$ 500,170
$ 500	Total Short-Term Investments (cost $500,126)			500,170
	Total Investments (cost $1,446,152,342) – 105.3%			1,553,734,719
	Floating Rate Obligations – (7.8)%			(114,490,000)
	Other Assets Less Liabilities – 2.5%			35,952,041
	Net Assets – 100%			$ 1,475,196,760
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
January 31, 2021
(Unaudited)

Assets
Long-term investments, at value (cost $1,445,652,216)	$1,553,234,549
Short-term investments, at value (cost $500,126)	500,170
Cash	28,460,217
Receivable for:
Interest	14,873,414
Investments sold	60,000
Reimbursement from Adviser	70,914
Shares sold	5,180,991
Other assets	97,371
Total assets	1,602,477,626
Liabilities
Floating rate obligations	114,490,000
Payable for:
Dividends	1,043,578
Interest	340,363
Investments purchased - when-issued/delayed-delivery settlement	6,253,809
Shares redeemed	4,756,344
Accrued expenses:
Trustees fees	57,170
Other	339,602
Total liabilities	127,280,866
Net assets	$1,475,196,760
Shares outstanding	124,338,143
Net assets value ("NAV") per share	$ 11.86
Fund level net assets consist of:
Capital paid-in	$1,372,516,661
Total distributable earnings	102,680,099
Fund level net assets	$1,475,196,760
Authorized shares	Unlimited
Par value per share	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended January 31, 2021
(Unaudited)

Investment Income	$20,493,235
Expenses
Shareholder servicing agent fees	96,809
Interest expense	357,854
Custodian fees	91,286
Professional fees	62,097
Trustees fees	19,137
Shareholder reporting expenses	18,853
Federal and state registration fees	73,916
Other	12,529
Total expenses before fee waiver/expense reimbursement	732,481
Fee waiver/expense reimbursement	(387,843)
Net expenses	344,638
Net investment income (loss)	20,148,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	671,223
Change in net unrealized appreciation (depreciation) of investments	19,531,913
Net realized and unrealized gain (loss)	20,203,136
Net increase (decrease) in net assets from operations	$40,351,733
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)

	Six Months Ended 1/31/21	Year Ended 7/31/20
Operations
Net investment income (loss)	$ 20,148,597	$ 39,972,118
Net realized gain (loss) from investments	671,223	(2,242,060)
Change in net unrealized appreciation (depreciation) of investments	19,531,913	22,633,028
Net increase (decrease) in net assets from operations	40,351,733	60,363,086
Distributions to Shareholders
Dividends	(20,333,957)	(40,020,484)
Decrease in net assets from distributions to shareholders	(20,333,957)	(40,020,484)
Fund Share Transactions
Proceeds from sale of shares	221,178,226	424,086,507
Proceeds from shares issued to shareholders due to reinvestment of distributions	14,152,289	27,620,181
	235,330,515	451,706,688
Cost of shares redeemed	(139,034,691)	(333,914,898)
Net increase (decrease) in net assets from Fund share transactions	96,295,824	117,791,790
Net increase (decrease) in net assets	116,313,600	138,134,392
Net assets at the beginning of period	1,358,883,160	1,220,748,768
Net assets at the end of period	$1,475,196,760	$1,358,883,160
See accompanying notes to financial statements.

Financial Highlights
(Unaudited)
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Year Ended July 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
2021(f)	$11.71	$0.17	$ 0.15	$0.32	$(0.17)	$ —	$(0.17)	$11.86
2020	11.50	0.35	0.21	0.56	(0.35)	—	(0.35)	11.71
2019	10.94	0.38	0.56	0.94	(0.38)	—	(0.38)	11.50
2018	11.12	0.38	(0.18)	0.20	(0.38)	—	(0.38)	10.94
2017	11.46	0.38	(0.35)	0.03	(0.37)	—	(0.37)	11.12
2016	10.85	0.43	0.60	1.03	(0.42)	—	(0.42)	11.46

	Ratios/Supplemental Data
		Ratios to Average Net Assets Before Waiver/Reimbursement			Ratios to Average Net Assets After Waiver/Reimbursement)(c)
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Expenses Including Interest(d)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(e)
2.75%	$1,475,197	0.10%*	0.05%*	2.78%*	0.05%*	—%*	2.83%*	3%
5.00	1,358,883	0.18	0.06	3.01	0.12	—	3.07	19
8.75	1,220,749	0.18	0.06	3.34	0.12	—	3.41	20
1.81	958,897	0.16	0.07	3.38	0.09	—	3.45	30
0.34	786,210	0.11	0.06	3.43	0.05	—	3.49	11
9.67	562,052	0.10	0.08	3.78	0.02	—	3.86	9
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	After fee waiver and/or expense reimbursement from the Adviser, when applicable. See Note 7 - Management Fees for more information.
(d)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(e)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)	For the six months ended January 31, 2021.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Managed Accounts Portfolios Trust (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of Municipal Total Return Managed Accounts Portfolio (the "Fund"), as a diversified fund. The Trust was organized as a Massachusetts business trust on November 14, 2006.
The Fund is developed exclusively for use within separately managed accounts sponsored by Nuveen, LLC ("Nuveen"). the Fund is a specialized municipal bond fund to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential that smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors.
The end of the reporting period for the Fund is January 31, 2021, and the period covered by these Notes to Financial Statements is the six months ended January 31, 2021 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen. Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolio of the Fund.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund's normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Fund's Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes the accretion of discounts and the amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements
In the ordinary course of business, the Fund may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.
The Fund's investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Fund may elect to apply the optional expedients as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the optional expedients, but is currently assessing the impact of the ASU’s adoption to the Fund's financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 will become effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.
3.  Investment Valuation and Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Notes to Financial Statements (Unaudited) (continued)
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$1,553,234,549	$ —	$1,553,234,549
Short-Term Investments*:
Municipal Bonds	—	500,170	—	500,170
Total	$ —	$1,553,734,719	$ —	$1,553,734,719

*	Refer to the Fund's Portfolio of Investments for state classifications.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
The Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of the Fund. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as the Fund. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by the Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). The Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by the Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding
Floating rate obligations: self-deposited Inverse Floaters	$114,490,000
Floating rate obligations: externally-deposited Inverse Floaters	13,730,000
Total	$128,220,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters
Average floating rate obligations outstanding	$112,615,679
Average annual interest rate and fees	0.61%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, the Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)
As of the end of the reporting period, the Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$114,490,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	10,320,000
Total	$124,810,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period aggregated $145,268,584 and $43,398,643, respectively.
The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which the Fund may invest, which are considered portfolio securities for financial reporting purposes, the Fund is authorized to invest in certain derivative instruments. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Fund is authorized to invest in derivative instruments, and may do so in the future, it did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 1/31/21		Year Ended 7/31/20
	Shares	Amount	Shares	Amount
Shares sold	18,913,716	$ 221,178,226	36,842,406	$ 424,086,507
Shares issued to shareholders due to reinvestment of distributions	1,209,629	14,152,289	2,389,732	27,620,181
Shares redeemed	(11,869,122)	(139,034,691)	(29,321,668)	(333,914,898)
Net increase (decrease)	8,254,223	$ 96,295,824	9,910,470	$ 117,791,790

6.  Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAV of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of January 31, 2021.

Tax cost of investments	$1,331,523,041
Gross unrealized:
Appreciation	$ 108,429,403
Depreciation	(709,406)
Net unrealized appreciation (depreciation) of investments	$ 107,719,997
Permanent differences, primarily due to taxable market discount, resulted in reclassifications among the Fund’s components of net assets as of July 31, 2020, the Fund’s last tax year end.
The tax components of undistributed, net tax-exempt income, net ordinary income and net long-term capital gains as of July 31, 2020, the Fund's last tax year end, were as follows:

Undistributed net tax-exempt income[1]	$4,541,232
Undistributed net ordinary income[2]	—
Undistributed net long-term capital gains	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period July 1, 2020 through July 31, 2020, and paid on August 3, 2020.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Fund's last tax year ended July 31, 2020 was designated for purposes of the dividends paid deduction as follows:

Distributions from net tax-exempt income	$40,015,392
Distributions from net ordinary income[2]	5,092
Distributions from net long-term capital gains	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of July 31, 2020, the Fund's last tax year end, the Fund had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

Notes to Financial Statements (Unaudited) (continued)

Not subject to expiration:
Short-term	$6,745,761
Long-term	—
Total	$6,745,761
7.  Management Fees
The Adviser does not charge any management fees or other expenses directly to the Fund. The Adviser has agreed irrevocably during the existence of the Fund to waive all fees and pay or reimburse all expenses of the Fund (excluding interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses). The Adviser and the Sub-Adviser are compensated for their services to the Fund from the fee charged at the separately managed account level.
8.  Borrowing Arrangements
Committed Line of Credit
The Fund, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.405 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2021 unless extended or renewed.
The credit facility has the following terms: a 0.10% upfront fee, 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.25% per annum or (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the Fund did not utilize this facility.

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Bloomberg Barclays 7-Year Municipal Bond Index: An unmanaged index composed of a broad range of investmentgrade municipal bonds with maturity dates of approximately seven years. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refundings: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-

yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Total Investment Exposure: Total investment exposure is the fund’s assets managed by the Adviser that are attributable to leverage. For these purposes, leverage includes the fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Notes

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-MAPS-0121P1550522-INV-B-03/22

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: April 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: April 8, 2021

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: April 8, 2021